Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

May 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STB-QTLY-0721
1.9887631.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24		$4,520,000	$4,373,100
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		803,989	2,540,605
15% 7/15/23 (b)(c)		465,941	1,304,635
			3,845,240
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	30,988
Colony Capital, Inc. 5% 4/15/23		10,000	10,277
			41,265

TOTAL CONVERTIBLE BONDS			8,259,605

Nonconvertible Bonds - 36.9%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.3%
Altice France SA:
5.125% 1/15/29 (d)		7,110,000	7,038,900
5.125% 7/15/29 (d)		4,460,000	4,421,912
5.5% 1/15/28 (d)		2,440,000	2,496,096
7.375% 5/1/26 (d)		382,000	397,249
8.125% 2/1/27 (d)		4,344,000	4,734,960
AT&T, Inc.:
2.55% 12/1/33 (d)		3,443,000	3,325,381
3% 6/30/22		4,553,000	4,666,679
3.8% 12/1/57 (d)		8,798,000	8,663,822
4.3% 2/15/30		5,781,000	6,581,069
4.45% 4/1/24		855,000	939,683
6.2% 3/15/40		4,280,000	5,655,646
6.3% 1/15/38		6,048,000	8,223,744
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	155,128
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		15,174,000	16,160,310
7.5% 10/15/26 (d)		9,674,000	10,157,700
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		565,000	549,663
5.625% 9/15/28 (d)		445,000	448,004
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	308,430
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	702,075
Frontier Communications Corp.:
5% 5/1/28 (d)		6,500,000	6,662,500
5.875% 10/15/27 (d)		2,739,000	2,910,188
6.75% 5/1/29 (d)		2,960,000	3,094,917
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	5,800,000	7,088,398
0.75% 2/11/24 (Reg. S)	EUR	3,700,000	4,507,453
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		420,000	403,725
4.25% 7/1/28 (d)		2,885,000	2,891,203
4.625% 9/15/27 (d)		2,595,000	2,665,493
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		615,000	638,831
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		7,015,000	6,787,013
5.125% 12/15/26 (d)		4,140,000	4,288,781
6.875% 1/15/28		494,000	549,575
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		670,000	674,389
3.25% 2/21/23 (d)		645,000	672,211
5% 10/19/25 (d)		360,000	413,438
Sable International Finance Ltd. 5.75% 9/7/27 (d)		950,000	1,001,015
Sprint Capital Corp.:
6.875% 11/15/28		8,414,000	10,526,419
8.75% 3/15/32		6,064,000	8,989,880
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,287,325
7.2% 7/18/36		1,334,000	1,652,913
7.721% 6/4/38		300,000	392,760
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	744,583
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	4,212,000
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	11,369,370
2.55% 3/21/31		10,387,000	10,445,085
2.987% 10/30/56		12,327,000	10,982,195
3% 3/22/27		2,669,000	2,875,101
4.862% 8/21/46		14,509,000	17,994,705
5.012% 4/15/49		324,000	409,984
Virgin Media Finance PLC 5% 7/15/30 (d)		2,700,000	2,688,640
Windstream Escrow LLC 7.75% 8/15/28 (d)		4,405,000	4,501,425
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		1,370,000	1,339,175
6.125% 3/1/28 (d)		5,194,000	5,287,388
			226,574,529
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30		20,840,000	23,423,341
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		615,000	617,806
2.375% 10/9/30		345,000	338,380
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		350,000	355,425
2.39% 6/3/30 (d)		435,000	428,292
2.88% 4/22/31 (d)		285,000	290,102
3.975% 4/11/29 (d)		260,000	286,130
			2,316,135
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		6,015,000	6,375,900
Altice Financing SA:
5% 1/15/28 (d)		5,914,000	5,868,876
7.5% 5/15/26 (d)		8,782,000	9,130,536
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	6,189,740
Cable Onda SA 4.5% 1/30/30 (d)		935,000	985,724
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		4,019,000	4,010,962
4.5% 8/15/30 (d)		1,520,000	1,548,926
4.5% 5/1/32		3,429,000	3,459,347
4.5% 6/1/33 (d)		2,355,000	2,349,795
5% 2/1/28 (d)		6,950,000	7,271,438
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,701,717
4.908% 7/23/25		7,411,000	8,427,373
5.375% 5/1/47		18,624,000	21,737,268
6.484% 10/23/45		5,093,000	6,701,832
Comcast Corp. 6.45% 3/15/37		797,000	1,137,451
CSC Holdings LLC:
4.125% 12/1/30 (d)		1,490,000	1,456,177
4.625% 12/1/30 (d)		6,472,000	6,270,721
5.5% 4/15/27 (d)		1,468,000	1,541,400
5.75% 1/15/30 (d)		8,165,000	8,522,627
7.5% 4/1/28 (d)		1,724,000	1,887,780
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		4,250,000	3,144,958
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	8,147,713
4.65% 5/15/50		20,572,000	22,847,283
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,835,000	2,866,894
Fox Corp.:
3.666% 1/25/22		1,416,000	1,447,221
4.03% 1/25/24		2,489,000	2,706,444
4.709% 1/25/29		3,602,000	4,176,176
5.476% 1/25/39		3,552,000	4,426,773
Gray Television, Inc. 4.75% 10/15/30 (d)		1,135,000	1,114,933
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	2,168,758
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,313,776
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,985,163
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,125,000	1,154,340
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		4,485,000	4,529,850
6.5% 9/15/28 (d)		6,159,000	6,328,373
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		2,915,000	2,918,454
5.5% 3/1/30 (d)		1,285,000	1,285,296
Sirius XM Radio, Inc. 5.5% 7/1/29 (d)		695,000	752,338
Tegna, Inc.:
4.625% 3/15/28		1,410,000	1,439,963
5% 9/15/29		545,000	557,944
Time Warner Cable LLC:
4% 9/1/21		7,359,000	7,378,246
4.5% 9/15/42		10,467,000	11,300,367
5.5% 9/1/41		4,708,000	5,662,434
5.875% 11/15/40		6,004,000	7,534,434
6.55% 5/1/37		17,014,000	22,570,125
7.3% 7/1/38		14,056,000	19,900,319
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		3,333,000	1,652,960
Univision Communications, Inc.:
4.5% 5/1/29 (d)		1,600,000	1,619,232
6.625% 6/1/27 (d)		2,865,000	3,097,781
9.5% 5/1/25 (d)		485,000	533,650
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,887,750
VTR Finance BV 6.375% 7/15/28 (d)		450,000	474,300
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		1,895,000	1,923,425
Ziggo BV:
4.875% 1/15/30 (d)		1,265,000	1,296,309
5.5% 1/15/27 (d)		3,756,000	3,892,155
			283,611,727
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,439,705
Bharti Airtel International BV 5.35% 5/20/24 (d)		475,000	523,777
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	383,674
Millicom International Cellular SA 4.5% 4/27/31 (d)		835,000	870,947
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		456,000	524,486
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	218,938
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		475,000	479,014
3.75% 4/15/27		12,950,000	14,236,065
3.875% 4/15/30		23,000,000	25,209,380
4.375% 4/15/40		2,795,000	3,127,074
4.5% 4/15/50		5,491,000	6,213,945
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		600,000	604,230
7.25% 4/26/23 (d)		625,000	680,181
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (f)	EUR	2,885,000	3,606,066
6.25% 10/3/78 (Reg. S) (f)		760,000	836,000
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		370,000	366,300
5.125% 1/15/28 (d)		1,005,000	1,035,401
			62,355,183
TOTAL COMMUNICATION SERVICES			598,280,915
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	653,524
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		360,000	372,240
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,627,000	1,989,799
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	652,988
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,300,000	1,587,663
			5,256,214
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	7,164,848
4.25% 5/15/23		1,967,000	2,100,759
4.375% 9/25/21		17,407,000	17,628,089
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		12,516,000	12,815,755
3.125% 5/12/23 (d)		10,902,000	11,469,381
			51,178,832
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		5,915,000	5,908,730
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		6,665,000	6,981,588
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,307,790
Laureate Education, Inc. 8.25% 5/1/25 (d)		1,018,000	1,059,942
Service Corp. International:
4% 5/15/31		1,850,000	1,885,335
5.125% 6/1/29		2,440,000	2,641,056
Sotheby's 7.375% 10/15/27 (d)		6,505,000	6,960,350
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		2,855,000	2,974,054
			31,718,845
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		4,139,000	4,009,656
5.75% 4/15/25 (d)		60,000	63,375
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,080,000	3,271,545
Aramark Services, Inc.:
5% 2/1/28 (d)		6,058,000	6,252,992
6.375% 5/1/25 (d)		3,225,000	3,426,563
Boyd Gaming Corp.:
4.75% 12/1/27		3,545,000	3,624,373
6.375% 4/1/26		2,330,000	2,407,356
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,640,000	4,890,189
8.125% 7/1/27 (d)		7,820,000	8,679,653
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		4,891,000	4,931,644
Carnival Corp.:
5.75% 3/1/27 (d)		5,150,000	5,471,875
6.65% 1/15/28		225,000	244,125
7.625% 3/1/26 (d)		5,645,000	6,181,275
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	840,538
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,550,000	5,917,688
Golden Nugget, Inc. 6.75% 10/15/24 (d)		5,045,000	5,091,818
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		2,775,000	2,715,546
3.75% 5/1/29 (d)		370,000	370,925
4% 5/1/31 (d)		1,345,000	1,356,419
5.75% 5/1/28 (d)		230,000	247,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		555,000	578,132
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	5,910,000	9,016,349
3.75% 8/14/25 (Reg. S)	GBP	200,000	308,552
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		775,000	786,625
6.125% 9/15/25 (d)		790,000	840,663
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,945,077
3.6% 7/1/30		4,224,000	4,673,379
MCE Finance Ltd.:
4.875% 6/6/25 (d)		480,000	492,302
5.375% 12/4/29 (d)		1,374,000	1,466,058
5.75% 7/21/28 (d)		1,984,000	2,113,952
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	626,550
NCL Corp. Ltd. 5.875% 3/15/26 (d)		670,000	698,475
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	495,188
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (d)		3,635,000	3,825,838
9.125% 6/15/23 (d)		725,000	801,995
10.875% 6/1/23 (d)		615,000	705,713
11.5% 6/1/25 (d)		2,550,000	2,951,625
Scientific Games Corp. 5% 10/15/25 (d)		684,000	704,520
Stars Group Holdings BV 7% 7/15/26 (d)		3,570,000	3,713,728
Station Casinos LLC:
4.5% 2/15/28 (d)		3,720,000	3,760,883
5% 10/1/25 (d)		1,428,000	1,456,560
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	344,960
Times Square Hotel Trust 8.528% 8/1/26 (d)		524,809	572,495
Viking Cruises Ltd. 13% 5/15/25 (d)		805,000	939,838
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	479,750
Voc Escrow Ltd. 5% 2/15/28 (d)		1,460,000	1,467,300
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	630,000	946,280
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,375,263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,545,403
Wynn Macau Ltd.:
5.5% 1/15/26 (d)		530,000	555,109
5.5% 10/1/27 (d)		2,885,000	3,014,825
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,685,727
			128,884,207
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	294,000
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	616,534
B2W Digital Lux SARL 4.375% 12/20/30 (d)		905,000	902,059
JD.com, Inc. 3.375% 1/14/30		965,000	1,010,973
Meituan:
2.125% 10/28/25 (d)		745,000	737,774
3.05% 10/28/30 (d)		665,000	642,576
MercadoLibre, Inc.:
2.375% 1/14/26		255,000	253,088
3.125% 1/14/31		465,000	449,888
Prosus NV:
3.68% 1/21/30 (d)		615,000	649,824
4.027% 8/3/50 (d)		860,000	819,150
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,789,000	2,984,230
			9,066,096
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	4,013,363
3% 11/19/24		8,864,000	9,459,043
Mattel, Inc.:
3.75% 4/1/29 (d)		2,015,000	2,062,796
5.45% 11/1/41		320,000	362,000
6.2% 10/1/40		2,485,000	3,025,488
			18,922,690
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	3,699,000	5,881,279
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	1,860,000	2,740,468
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	2,420,847
			11,042,594
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,966,054
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,625,788
4% 4/15/30		11,145,000	12,487,718
L Brands, Inc.:
5.25% 2/1/28		295,000	320,075
6.625% 10/1/30 (d)		455,000	520,065
6.694% 1/15/27		1,080,000	1,242,000
6.75% 7/1/36		1,535,000	1,824,532
LBM Acquisition LLC 6.25% 1/15/29 (d)		460,000	470,350
Lowe's Companies, Inc. 4.5% 4/15/30		8,031,000	9,381,876
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,827,958
TJX Companies, Inc. 3.75% 4/15/27		9,194,000	10,311,116
			43,977,532
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		122,500	2,450
1.5% 6/26/28 (g)		122,500	13,843
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,644,516
The William Carter Co. 5.625% 3/15/27 (d)		1,450,000	1,518,875
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		2,870,000	3,052,963
			6,232,647
TOTAL CONSUMER DISCRETIONARY			306,573,657
CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	15,606,039
4.9% 2/1/46		16,343,000	19,512,358
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	19,814,503
4.35% 6/1/40		7,470,000	8,526,458
4.5% 6/1/50		20,000,000	22,945,827
4.75% 4/15/58		10,214,000	11,928,391
5.45% 1/23/39		9,200,000	11,650,605
5.55% 1/23/49		21,036,000	27,497,873
5.8% 1/23/59 (Reg. S)		22,287,000	30,270,916
Central American Bottling Corp. 5.75% 1/31/27 (d)		467,000	489,323
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,023,278
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,721,655
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	14,639,204
3.45% 3/25/30		7,303,000	8,131,924
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		560,000	561,512
			197,319,866
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		5,165,000	4,953,235
4.875% 2/15/30 (d)		1,820,000	1,896,804
C&S Group Enterprises LLC 5% 12/15/28 (d)		3,815,000	3,642,181
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		400,000	447,000
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		2,444,000	2,549,532
6.875% 5/1/25 (d)		2,890,000	3,081,463
Sysco Corp.:
5.65% 4/1/25		5,949,000	6,943,296
5.95% 4/1/30		7,190,000	9,158,608
6.6% 4/1/40		7,190,000	10,355,296
6.6% 4/1/50		7,190,000	10,806,662
U.S. Foods, Inc. 4.75% 2/15/29 (d)		1,635,000	1,630,913
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,678,173
			59,143,163
Food Products - 0.2%
Adecoagro SA 6% 9/21/27 (d)		895,000	943,833
Camposol SA 6% 2/3/27 (d)		325,000	327,169
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		2,795,000	2,920,775
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	889,473
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		840,000	889,358
7% 1/15/26 (d)		803,000	856,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		880,000	962,500
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)		2,775,000	2,810,798
5.5% 1/15/30 (d)		2,645,000	2,909,526
6.5% 4/15/29 (d)		6,845,000	7,674,956
MHP SA 7.75% 5/10/24 (d)		480,000	513,840
Post Holdings, Inc.:
4.5% 9/15/31 (d)		2,940,000	2,906,925
4.625% 4/15/30 (d)		1,255,000	1,262,166
5.5% 12/15/29 (d)		3,389,000	3,619,706
5.625% 1/15/28 (d)		915,000	966,652
TreeHouse Foods, Inc. 4% 9/1/28		1,810,000	1,799,882
			32,253,959
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		770,000	748,817
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	989,400
Prestige Brands, Inc. 3.75% 4/1/31 (d)		1,600,000	1,536,000
			2,525,400
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	11,156,935
4.5% 5/2/43		7,299,000	7,637,663
4.8% 2/14/29		1,994,000	2,283,168
5.375% 1/31/44		13,161,000	15,224,075
5.95% 2/14/49		2,582,000	3,169,248
BAT Capital Corp. 4.7% 4/2/27		1,700,000	1,914,463
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	4,845,000	6,824,970
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		8,121,000	8,710,155
3.75% 7/21/22 (d)		7,367,000	7,579,616
4.25% 7/21/25 (d)		6,702,000	7,390,453
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,952,883
5.7% 8/15/35		1,538,000	1,816,628
5.85% 8/15/45		12,953,000	15,074,577
6.15% 9/15/43		1,637,000	1,992,158
7.25% 6/15/37		1,835,000	2,406,017
			99,133,009
TOTAL CONSUMER STAPLES			391,124,214
ENERGY - 5.7%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		725,000	748,019
Guara Norte SARL 5.198% 6/15/34 (d)		745,000	751,146
Halliburton Co.:
3.8% 11/15/25		218,000	241,552
4.85% 11/15/35		3,103,000	3,570,989
Oleoducto Central SA 4% 7/14/27 (d)		850,000	877,370
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,449,000	1,740,974
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	249,511
6.95% 3/18/30 (Reg. S)		400,000	498,325
Technip Energies NV 1.125% 5/28/28	EUR	3,000,000	3,641,438
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		903,000	1,013,505
7.625% 11/7/24 (d)		1,250,000	1,401,797
8.375% 11/7/28 (d)		260,000	303,843
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,098,375	1,021,489
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		209,000	211,613
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		551,000	546,868
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,140,000	1,108,650
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		252,000	249,480
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,116,551	1,063,426
			19,239,995
Oil, Gas & Consumable Fuels - 5.6%
Apache Corp.:
4.25% 1/15/30		555,000	559,163
5.1% 9/1/40		2,615,000	2,698,602
California Resources Corp. 7.125% 2/1/26 (d)		1,875,000	1,940,625
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,873,553
5.85% 2/1/35		3,955,000	4,956,253
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	14,405,792
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		2,765,000	2,903,250
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	691,875
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		8,535,000	8,748,375
7% 6/15/25 (d)		6,415,000	6,671,600
CNX Resources Corp. 6% 1/15/29 (d)		545,000	581,788
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,926,604
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		3,575,000	3,736,590
7.5% 5/15/25 (d)		430,000	445,050
9.75% 8/15/26		4,077,000	4,426,399
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		8,202,000	8,448,060
5.75% 4/1/25		6,496,000	6,656,451
6% 2/1/29 (d)		6,615,000	6,846,525
CVR Energy, Inc.:
5.25% 2/15/25 (d)		7,230,000	7,230,000
5.75% 2/15/28 (d)		5,298,000	5,311,245
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,084,304
4.75% 9/30/21 (d)		4,113,000	4,123,283
5.125% 5/15/29		3,095,000	3,336,101
5.625% 7/15/27		2,870,000	3,157,000
5.85% 5/21/43 (d)(f)		9,176,000	8,396,040
6.45% 11/3/36 (d)		4,987,000	5,683,085
8.125% 8/16/30		155,000	201,844
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,631,303
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,110,000	1,134,975
EG Global Finance PLC:
6.75% 2/7/25 (d)		2,905,000	2,968,039
8.5% 10/30/25 (d)		4,855,000	5,122,025
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,540,551
Enable Midstream Partners LP 3.9% 5/15/24 (f)		1,542,000	1,649,956
Enbridge Energy Partners LP 4.2% 9/15/21		4,838,000	4,844,827
Enbridge, Inc.:
4% 10/1/23		5,655,000	6,049,395
4.25% 12/1/26		2,805,000	3,159,090
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		585,000	604,013
5.75% 1/30/28 (d)		2,199,000	2,325,618
6.625% 7/15/25 (d)		659,000	698,639
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		845,000	874,933
Energy Transfer LP:
3.75% 5/15/30		4,728,000	5,032,457
4.2% 9/15/23		2,098,000	2,248,283
4.25% 3/15/23		2,044,000	2,152,025
4.5% 4/15/24		2,483,000	2,720,799
4.95% 6/15/28		7,159,000	8,194,657
5% 5/15/50		10,571,000	11,675,357
5.25% 4/15/29		4,040,000	4,706,217
5.4% 10/1/47		18,419,000	20,901,375
5.8% 6/15/38		3,992,000	4,755,290
6% 6/15/48		2,599,000	3,145,081
6.25% 4/15/49		2,774,000	3,462,174
EnLink Midstream LLC 5.625% 1/15/28 (d)		500,000	520,475
EnLink Midstream Partners LP:
5.05% 4/1/45		655,000	553,475
5.45% 6/1/47		1,370,000	1,201,627
5.6% 4/1/44		240,000	214,627
EQM Midstream Partners LP:
4.75% 1/15/31 (d)		1,225,000	1,232,656
6.5% 7/1/27 (d)		2,140,000	2,352,181
EQT Corp. 3.9% 10/1/27		1,895,000	2,023,671
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	35,346,732
FEL Energy VI SARL 5.75% 12/1/40 (d)		415,000	435,828
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		850,000	833,000
GeoPark Ltd. 6.5% 9/21/24 (d)		720,000	739,980
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,565,000	2,770,200
7% 8/1/27		3,737,000	3,951,878
Hess Corp.:
4.3% 4/1/27		1,760,000	1,959,148
5.6% 2/15/41		2,958,000	3,564,384
5.8% 4/1/47		8,637,000	10,807,321
7.125% 3/15/33		2,041,000	2,726,269
7.3% 8/15/31		2,651,000	3,525,973
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		2,915,000	3,058,418
5.625% 2/15/26 (d)		5,242,000	5,434,172
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		855,000	897,750
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,885,000	2,957,125
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	544,202
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		495,000	513,655
4.75% 4/24/25 (d)		152,000	170,400
5.75% 4/19/47 (d)		250,000	307,422
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,966,985
5% 10/1/21		6,854,000	6,880,272
5.5% 3/1/44		15,589,000	19,005,920
6.55% 9/15/40		686,000	934,280
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	2,061,586
5.55% 6/1/45		4,783,000	5,903,265
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,236,570
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		535,000	562,856
6.125% 6/30/25 (Reg. S) (d)		885,000	972,355
Lukoil International Finance BV 4.75% 11/2/26 (d)		345,000	384,201
Lukoil Securities BV 3.875% 5/6/30 (d)		200,000	211,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	169,173
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		510,000	534,480
MEG Energy Corp.:
5.875% 2/1/29 (d)		370,000	384,800
7.125% 2/1/27 (d)		2,110,000	2,262,975
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (f)(h)		4,865,000	4,867,968
4.5% 7/15/23		3,588,000	3,845,225
4.8% 2/15/29		2,198,000	2,547,959
4.875% 12/1/24		4,860,000	5,482,692
5.5% 2/15/49		6,593,000	8,143,180
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	490,900
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		755,000	770,713
7.625% 11/8/26 (d)		305,000	308,870
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		9,015,000	9,071,344
6.75% 9/15/25 (d)		8,889,000	9,021,446
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		8,535,000	8,881,478
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		4,009,000	1,081,177
Occidental Petroleum Corp.:
2.9% 8/15/24		10,367,000	10,341,083
3.2% 8/15/26		1,253,000	1,207,579
3.4% 4/15/26		1,435,000	1,399,125
3.5% 8/15/29		6,116,000	5,733,750
4.3% 8/15/39		1,325,000	1,132,875
4.4% 8/15/49		575,000	483,000
4.5% 7/15/44		17,494,000	15,132,310
5.55% 3/15/26		12,306,000	13,136,655
6.125% 1/1/31		1,730,000	1,918,830
6.2% 3/15/40		730,000	770,150
6.45% 9/15/36		12,651,000	14,250,339
6.6% 3/15/46		10,444,000	11,423,543
7.5% 5/1/31		17,069,000	20,302,039
7.875% 9/15/31		465,000	565,226
8.875% 7/15/30		1,595,000	2,044,631
Oman Oil Co. 5.125% 5/6/28 (d)		210,000	211,422
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		7,930,000	8,128,250
Petrobras Global Finance BV:
6.75% 6/3/50		905,000	1,017,673
6.875% 1/20/40		895,000	1,054,030
7.375% 1/17/27		235,000	287,581
8.75% 5/23/26		1,071,000	1,369,742
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		353,900	15,926
6% 5/16/24 (d)(e)		1,847,331	80,359
6% 11/15/26 (d)(e)		1,619,833	71,273
12.75% 2/17/22 (d)(e)		98,000	4,312
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (f)(h)		640,000	648,120
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	2,086,919
3.5% 1/30/23		890,000	907,133
4.5% 1/23/26		13,054,000	13,376,434
4.875% 1/24/22		855,000	872,100
4.875% 1/18/24		3,874,000	4,062,373
5.375% 3/13/22		320,000	328,060
5.95% 1/28/31		31,680,000	30,808,800
6.35% 2/12/48		31,726,000	26,725,189
6.49% 1/23/27		14,935,000	15,945,353
6.5% 3/13/27		41,764,000	44,591,840
6.5% 6/2/41		255,000	228,034
6.625% 6/15/35		2,892,000	2,774,513
6.75% 9/21/47		17,753,000	15,688,326
6.84% 1/23/30		38,057,000	39,346,752
6.875% 10/16/25 (d)		410,000	454,854
6.95% 1/28/60		15,538,000	13,650,133
7.69% 1/23/50		30,513,000	29,384,019
8.625% 2/1/22		795,000	830,775
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	364,684
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,072,651
3.85% 4/9/25		1,307,000	1,441,741
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,790,779
3.6% 11/1/24		2,794,000	3,005,505
3.65% 6/1/22		2,592,000	2,649,681
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,080,000	1,115,100
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,219,114
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		110,000	109,725
4.95% 7/15/29 (d)		1,290,000	1,323,566
6.875% 4/15/40 (d)		490,000	527,363
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	19,755,422
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		550,000	556,875
3.5% 4/16/29 (d)		2,980,000	3,203,128
4.25% 4/16/39 (d)		1,665,000	1,833,373
4.375% 4/16/49 (d)		555,000	617,438
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	338,147
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		530,000	530,090
2.7% 5/13/30 (d)		325,000	328,920
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		1,795,000	1,783,404
5.875% 3/15/28		1,270,000	1,333,500
6% 4/15/27		60,000	62,700
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		2,113,000	2,128,848
6% 3/1/27 (d)		4,510,000	4,614,835
6% 12/31/30 (d)		2,630,000	2,682,600
7.5% 10/1/25 (d)		270,000	294,797
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		2,295,000	2,275,699
4.875% 2/1/31 (d)		3,255,000	3,401,475
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	966,938
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	19,765,173
3.9% 1/15/25		9,678,000	10,617,522
4% 9/15/25		1,089,000	1,211,200
4.3% 3/4/24		14,855,000	16,244,630
4.5% 11/15/23		2,658,000	2,889,549
4.55% 6/24/24		12,340,000	13,654,563
5.75% 6/24/44		6,964,000	8,738,182
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	2,358,566
Tullow Oil PLC 10.25% 5/15/26 (d)		1,500,000	1,541,250
Valero Energy Corp.:
2.7% 4/15/23		3,592,000	3,735,991
2.85% 4/15/25		2,066,000	2,192,277
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,830,150
4.35% 2/1/25		2,150,000	2,241,375
4.65% 7/1/26		3,649,000	3,890,856
4.75% 8/15/28		2,108,000	2,258,321
5.3% 2/1/30		2,775,000	3,059,438
YPF SA:
4% 2/12/26 (d)(g)		2,163,405	1,784,376
8.5% 3/23/25 (d)		852,000	724,360
8.75% 4/4/24 (d)		2,356,000	1,995,532
			942,115,614
TOTAL ENERGY			961,355,609
FINANCIALS - 13.3%
Banks - 5.0%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	4,000,000	4,981,824
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (f)	EUR	900,000	1,071,068
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	149,507
Banco Macro SA 6.75% 11/4/26 (d)(f)		525,000	420,164
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	3,300,000	3,994,189
2.375% 10/14/29 (Reg. S) (f)	EUR	2,960,000	3,755,637
3.125% 9/19/27 (Reg. S) (f)	GBP	4,405,000	6,367,056
Bank of America Corp.:
3.004% 12/20/23 (f)		5,145,000	5,353,411
3.3% 1/11/23		327,000	342,918
3.419% 12/20/28 (f)		8,456,000	9,238,355
3.5% 4/19/26		7,461,000	8,274,993
3.705% 4/24/28 (f)		11,813,000	13,090,782
3.864% 7/23/24 (f)		24,740,000	26,486,397
3.95% 4/21/25		6,226,000	6,872,955
4.1% 7/24/23		4,167,000	4,501,158
4.2% 8/26/24		14,710,000	16,263,247
4.25% 10/22/26		5,344,000	6,087,244
4.45% 3/3/26		3,050,000	3,477,981
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		60,000	56,918
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,332,621
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	1,600,000	2,002,395
2.852% 5/7/26 (f)		17,739,000	18,797,894
4.375% 1/12/26		9,104,000	10,249,103
5.088% 6/20/30 (f)		14,797,000	17,046,395
5.2% 5/12/26		6,970,000	7,965,037
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		435,000	462,731
Biz Finance PLC 9.625% 4/27/22 (d)		345,333	356,190
BNP Paribas SA:
2% 5/24/31 (Reg. S) (f)	GBP	2,800,000	4,004,304
2.219% 6/9/26 (d)(f)		15,515,000	16,048,483
CIT Group, Inc. 3.929% 6/19/24 (f)		2,695,000	2,854,679
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,257,867
3.142% 1/24/23 (f)		8,277,000	8,426,463
3.352% 4/24/25 (f)		9,970,000	10,709,593
4.05% 7/30/22		1,925,000	2,007,470
4.3% 11/20/26		3,067,000	3,476,602
4.4% 6/10/25		18,137,000	20,341,654
4.412% 3/31/31 (f)		22,342,000	25,690,601
4.45% 9/29/27		10,486,000	12,001,918
4.6% 3/9/26		4,812,000	5,520,934
5.5% 9/13/25		8,473,000	9,964,293
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		5,802,000	5,740,276
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	5,577,853
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,621,526
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	1,400,000	1,738,404
2.25% 1/14/28 (Reg. S) (f)	GBP	2,290,000	3,326,583
5.375% 1/12/24 (Reg. S)		4,000,000	4,458,171
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	171,154
Discover Bank 4.2% 8/8/23		6,479,000	7,008,790
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,361,103
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		375,000	386,254
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,453,313
4.95% 3/31/30		3,002,000	3,557,392
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		3,181,000	3,469,965
4.198% 6/1/32 (d)		2,306,000	2,335,149
5.017% 6/26/24 (d)		2,332,000	2,542,934
5.71% 1/15/26 (d)		25,659,000	29,033,106
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		356,000	365,968
JPMorgan Chase & Co.:
2.956% 5/13/31 (f)		9,435,000	9,790,401
3.25% 9/23/22		6,686,000	6,947,841
3.797% 7/23/24 (f)		25,215,000	26,964,165
3.875% 9/10/24		12,990,000	14,235,941
4.125% 12/15/26		11,765,000	13,350,007
4.452% 12/5/29 (f)		20,700,000	23,938,548
4.493% 3/24/31 (f)		30,800,000	35,894,319
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	338,975
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	19,679,687
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		244,000	255,102
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,502,172
Royal Bank of Scotland Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	2,650,000	3,759,010
3.073% 5/22/28 (f)		9,805,000	10,332,782
3.622% 8/14/30 (Reg. S) (f)	GBP	1,055,000	1,596,186
4.8% 4/5/26		9,111,000	10,476,757
5.125% 5/28/24		25,230,000	28,241,714
6% 12/19/23		41,587,000	46,854,839
6.1% 6/10/23		15,243,000	16,819,397
6.125% 12/15/22		15,445,000	16,698,965
SB Capital SA 5.125% 10/29/22 (d)		345,000	360,956
Societe Generale:
1.488% 12/14/26 (d)(f)		18,670,000	18,569,294
4.25% 4/14/25 (d)		1,800,000	1,963,902
4.75% 11/24/25 (d)		400,000	448,109
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		770,000	782,416
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	3,350,000	4,141,933
5.861% 6/19/32 (d)(f)		1,500,000	1,669,980
6.572% 1/14/22 (d)		14,802,000	15,332,109
Virgin Money UK PLC:
2.625% 8/19/31 (Reg. S) (f)	GBP	1,200,000	1,712,534
3.125% 6/22/25 (Reg. S) (f)	GBP	1,550,000	2,298,942
5.125% 12/11/30 (Reg. S) (f)	GBP	1,600,000	2,525,964
Wells Fargo & Co.:
2.406% 10/30/25 (f)		9,442,000	9,930,129
4.478% 4/4/31 (f)		30,867,000	35,943,613
5.013% 4/4/51 (f)		34,319,000	45,284,070
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	8,202,773
			845,294,504
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,305,173
4.25% 2/15/24		5,321,000	5,816,759
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	27,588,284
4.2% 6/10/24		17,909,000	19,292,885
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	1,007,388
Credit Suisse Group AG:
2.593% 9/11/25 (d)(f)		21,556,000	22,532,594
3.75% 3/26/25		7,059,000	7,669,352
3.8% 6/9/23		13,301,000	14,127,012
3.869% 1/12/29 (d)(f)		6,719,000	7,326,737
4.194% 4/1/31 (d)(f)		21,526,000	23,940,720
4.207% 6/12/24 (d)(f)		10,289,000	10,996,230
6.5% 8/8/23 (Reg. S)		8,615,000	9,518,696
Deutsche Bank AG:
4.1% 1/13/26		3,085,000	3,393,413
4.5% 4/1/25		33,212,000	36,042,428
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	17,940,047
3.729% 1/14/32 (f)		29,675,000	29,725,318
5% 2/14/22		15,300,000	15,782,998
5.882% 7/8/31 (f)		4,150,000	4,796,184
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)		36,646,000	37,028,272
3.2% 2/23/23		6,170,000	6,459,125
3.691% 6/5/28 (f)		72,922,000	80,637,414
3.75% 5/22/25		7,259,000	7,989,957
3.8% 3/15/30		36,810,000	41,011,626
6.75% 10/1/37		3,974,000	5,667,829
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,516,950
3.75% 3/24/25		10,682,000	11,733,286
4.875% 2/15/24		3,926,000	4,334,482
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,935,851
3.125% 7/27/26		39,505,000	43,008,799
3.622% 4/1/31 (f)		21,065,000	23,196,534
3.737% 4/24/24 (f)		45,366,000	48,174,120
4.431% 1/23/30 (f)		8,668,000	10,065,207
4.875% 11/1/22		9,523,000	10,112,579
5% 11/24/25		15,462,000	17,935,430
State Street Corp. 2.825% 3/30/23 (f)		1,428,000	1,458,616
UBS Group AG 4.125% 9/24/25 (d)		6,852,000	7,685,482
			631,753,777
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	12,962,706
3.5% 5/26/22		547,000	561,206
4.125% 7/3/23		7,415,000	7,861,477
4.45% 4/3/26		6,213,000	6,821,923
4.875% 1/16/24		9,923,000	10,826,721
6.5% 7/15/25		7,728,000	9,053,294
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,553,956
3.05% 6/5/23		20,571,000	21,509,655
5.125% 9/30/24		4,357,000	4,930,879
5.75% 11/20/25		10,400,000	11,961,544
5.8% 5/1/25		11,179,000	13,062,639
8% 11/1/31		5,892,000	8,322,706
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,994,885
3.65% 5/11/27		29,451,000	32,746,254
3.8% 1/31/28		13,624,000	15,268,574
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,269,196
3.95% 11/6/24		5,349,000	5,869,879
4.1% 2/9/27		6,829,000	7,665,880
4.5% 1/30/26		9,265,000	10,508,393
5.2% 4/27/22		4,553,000	4,746,337
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	1,500,000	2,140,646
4.063% 11/1/24		42,632,000	45,071,403
4.535% 3/6/25	GBP	1,085,000	1,635,552
5.584% 3/18/24		12,456,000	13,600,831
5.596% 1/7/22		12,239,000	12,540,630
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,216,622
3.75% 8/15/21		2,689,000	2,692,311
3.95% 12/1/27		14,204,000	15,692,874
4.25% 8/15/24		11,783,000	12,911,329
4.375% 3/19/24		11,497,000	12,600,957
5.15% 3/19/29		21,450,000	24,903,519
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	17,036,694
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		15,000	14,546
			383,556,018
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,239,975
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,762,238
3.85% 2/1/25		5,199,000	5,658,957
4.05% 7/1/30		10,439,000	11,493,091
4.125% 6/15/26		8,538,000	9,545,006
4.125% 5/15/29		10,374,000	11,476,114
Cimpor Financial Operations BV 5.75% 7/17/24(d)		608,000	585,960
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,274,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		2,375,000	2,330,469
5.25% 5/15/27		4,414,000	4,524,350
5.25% 5/15/27 (d)		3,805,000	3,900,125
6.25% 5/15/26		8,930,000	9,440,082
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,800,000	3,448,946
MDC GMTN BV 2.875% 11/7/29 (d)		740,000	771,494
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		488,488	57,397
7.125% 12/26/46 pay-in-kind (d)		757,165	88,967
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	14,123,367
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	12,853,865
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	14,219,142
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	319,778
Sasol Financing International PLC 4.5% 11/14/22		750,000	767,813
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		4,550,000	4,406,448
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,359,401
			131,647,498
Insurance - 1.5%
AIA Group Ltd. 3.375% 4/7/30 (d)		15,590,000	16,765,195
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		420,000	419,521
6.75% 10/15/27 (d)		11,008,000	11,365,760
American International Group, Inc.:
2.5% 6/30/25		30,600,000	32,354,074
3.4% 6/30/30		30,600,000	33,046,753
4.875% 6/1/22		6,603,000	6,904,483
AmWINS Group, Inc. 7.75% 7/1/26 (d)		2,000,000	2,122,770
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		2,620,000	2,831,224
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		2,769,000	3,149,427
5.75% 8/15/50 (Reg. S) (f)		7,015,000	7,900,644
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,200,000	1,463,340
Five Corners Funding Trust II 2.85% 5/15/30 (d)		20,881,000	21,677,266
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	5,310,533
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	9,124,920
MetLife, Inc. 3.048% 12/15/22 (f)		4,512,000	4,693,957
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,988,379
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	14,943,270
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	7,023,941
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (f)		3,395,000	3,840,594
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	5,190,870
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,431,684
Unum Group:
3.875% 11/5/25		7,835,000	8,620,116
4% 3/15/24		7,259,000	7,867,326
4% 6/15/29		8,872,000	9,782,695
4.5% 3/15/25		15,155,000	17,001,270
5.75% 8/15/42		9,271,000	11,201,903
USI, Inc. 6.875% 5/1/25 (d)		2,859,000	2,901,885
			252,923,800
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC 5.25% 1/15/28 (d)		2,485,000	2,598,366
TOTAL FINANCIALS			2,247,773,963
HEALTH CARE - 1.6%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		17,547,000	17,894,889
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		3,565,000	3,710,488
Becton, Dickinson & Co. 2.894% 6/6/22		4,263,000	4,366,701
Hologic, Inc.:
3.25% 2/15/29 (d)		2,520,000	2,457,000
4.625% 2/1/28 (d)		252,000	261,962
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	701,250
			11,497,401
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		729,000	750,051
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,447,846
Centene Corp.:
3.375% 2/15/30		7,780,000	7,857,800
4.25% 12/15/27		11,300,000	11,865,000
4.625% 12/15/29		13,170,000	14,216,093
Cigna Corp.:
3.05% 10/15/27		5,900,000	6,377,121
4.375% 10/15/28		11,163,000	12,879,959
4.8% 8/15/38		6,950,000	8,418,607
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,630,000	2,578,741
5.625% 3/15/27 (d)		1,895,000	1,985,013
6% 1/15/29 (d)		1,515,000	1,585,243
6.125% 4/1/30 (d)		2,120,000	2,110,990
6.875% 4/15/29 (d)		1,480,000	1,510,725
8% 3/15/26 (d)		3,365,000	3,601,795
CVS Health Corp.:
3% 8/15/26		1,290,000	1,400,093
3.625% 4/1/27		3,769,000	4,179,927
3.7% 3/9/23		445,000	470,443
4.78% 3/25/38		10,528,000	12,535,923
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		6,415,000	6,542,594
HCA Holdings, Inc. 4.75% 5/1/23		216,000	232,888
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,115,531
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	755,528
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	3,064,019
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	4,114,513
Sabra Health Care LP 3.9% 10/15/29		190,000	197,480
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)(i)		2,965,000	2,963,903
4.625% 7/15/24		1,089,000	1,104,682
4.625% 6/15/28 (d)		850,000	867,000
4.875% 1/1/26 (d)		1,346,000	1,389,745
5.125% 5/1/25		363,000	367,973
6.125% 10/1/28 (d)		5,845,000	6,117,085
6.25% 2/1/27 (d)		1,129,000	1,176,983
Toledo Hospital 5.325% 11/15/28		3,971,000	4,595,210
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,130,000	1,176,194
Vizient, Inc. 6.25% 5/15/27 (d)		225,000	237,938
			132,790,636
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		2,570,000	2,691,047
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		850,000	846,813
4.25% 5/1/28 (d)		280,000	287,350
			1,134,163
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)(i)		1,690,000	1,703,697
5% 1/30/28 (d)		1,835,000	1,720,313
5% 2/15/29 (d)		760,000	697,300
5.5% 11/1/25 (d)		265,000	272,036
6.25% 2/15/29 (d)		4,090,000	3,997,975
7% 1/15/28 (d)		2,960,000	3,032,550
9% 12/15/25 (d)		352,000	376,957
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	7,460,000	9,233,553
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	9,612,870
Elanco Animal Health, Inc.:
4.912% 8/27/21 (f)		1,833,000	1,845,684
5.272% 8/28/23 (f)		5,786,000	6,250,963
5.9% 8/28/28 (f)		2,437,000	2,802,550
Jazz Securities DAC 4.375% 1/15/29 (d)		1,870,000	1,923,258
Mylan NV 4.55% 4/15/28		7,694,000	8,789,711
Organon Finance 1 LLC:
4.125% 4/30/28 (d)		2,505,000	2,530,050
5.125% 4/30/31 (d)		1,595,000	1,636,677
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	382,429
3.65% 11/10/21		134,000	134,670
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	1,400,000	1,673,939
2.2% 7/21/21		1,411,000	1,407,473
2.8% 7/21/23		8,301,000	8,228,366
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		7,707,000	7,714,814
3.95% 6/15/26		4,038,000	4,466,874
Viatris, Inc.:
1.125% 6/22/22 (d)		6,439,000	6,482,407
1.65% 6/22/25 (d)		2,070,000	2,101,774
2.7% 6/22/30 (d)		10,521,000	10,491,938
3.85% 6/22/40 (d)		4,583,000	4,732,819
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,847,108
			106,090,755
TOTAL HEALTH CARE			272,098,891
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,629,463
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		3,606,000	3,702,911
Bombardier, Inc.:
6.125% 1/15/23 (d)		890,000	934,500
7.5% 12/1/24 (d)		2,465,000	2,527,143
7.5% 3/15/25 (d)		8,011,000	8,071,083
7.875% 4/15/27 (d)		5,675,000	5,760,125
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		2,215,000	2,226,075
5.375% 7/15/26 (d)		3,692,000	3,804,975
Embraer Netherlands Finance BV 5.05% 6/15/25		685,000	721,137
Howmet Aerospace, Inc.:
5.95% 2/1/37		120,000	139,200
6.75% 1/15/28		140,000	167,125
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,608,625
Rolls-Royce PLC:
3.375% 6/18/26	GBP	4,530,000	6,388,506
5.75% 10/15/27 (Reg. S)	GBP	755,000	1,162,800
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,807,509
5.15% 5/1/30		7,640,000	8,942,997
5.705% 5/1/40		7,640,000	9,510,836
5.805% 5/1/50		7,600,000	9,774,694
5.93% 5/1/60		7,640,000	9,932,315
TransDigm, Inc.:
4.625% 1/15/29 (d)		4,080,000	4,029,000
5.5% 11/15/27		14,759,000	15,275,565
6.25% 3/15/26 (d)		4,489,000	4,731,765
7.5% 3/15/27		959,000	1,022,869
8% 12/15/25 (d)		4,450,000	4,813,165
			118,684,383
Air Freight & Logistics - 0.0%
Wabtec Transportation Netherlands BV 1.25% 12/3/27	EUR	1,650,000	2,015,714
Airlines - 0.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		210,000	154,245
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		550,000	578,875
Azul Investments LLP 5.875% 10/26/24 (d)		1,107,000	1,065,349
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	410,305
Ryanair DAC:
0.875% 5/25/26 (Reg. S)	EUR	5,100,000	6,230,091
2.875% 9/15/25 (Reg. S)	EUR	940,000	1,253,768
Wizz Air Finance Co. 1.35% 1/19/24 (Reg. S)	EUR	2,650,000	3,299,470
			12,992,103
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	6,357,420
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		570,000	578,048
APX Group, Inc.:
6.75% 2/15/27 (d)		2,520,000	2,671,654
7.625% 9/1/23		181,000	186,430
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		1,077,000	1,078,099
4.625% 6/1/28 (d)		2,938,000	2,920,960
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,519,000	6,665,678
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		2,281,000	2,281,000
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	4,010,625
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		1,410,000	1,412,045
5.625% 10/1/28 (d)		2,634,000	2,785,455
5.875% 10/1/30 (d)		2,619,000	2,828,520
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,510,000	1,664,775
Stericycle, Inc. 3.875% 1/15/29 (d)		2,080,000	2,074,800
			31,158,089
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	764,063
Pike Corp. 5.5% 9/1/28 (d)		5,375,000	5,484,274
SRS Distribution, Inc. 4.625% 7/1/28 (d)(i)		985,000	994,062
			7,242,399
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,292,322
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,642,933
			2,935,255
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (d)		1,145,000	1,119,238
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	713,652
			1,832,890
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,433,100
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,310,000	6,562,400
			7,995,500
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	341,678
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		930,000	967,200
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		3,555,000	3,557,373
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	400,038
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,374,842
TriNet Group, Inc. 3.5% 3/1/29 (d)		1,900,000	1,847,750
			8,147,203
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,523,509
JSC Georgian Railway 7.75% 7/11/22 (d)		366,000	389,333
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	235,681
			4,148,523
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,740,719
3% 9/15/23		1,163,000	1,217,677
3.375% 7/1/25		13,572,000	14,571,039
4.25% 2/1/24		11,266,000	12,239,258
4.25% 9/15/24		4,366,000	4,777,059
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,329,000	2,008,644
			37,554,396
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	1,262,321
1.75% 7/30/31 (Reg. S)	EUR	750,000	910,278
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 pay-in-kind (d)(f)		290,532	244,138
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		12,030,000	12,386,014
3.95% 7/1/24 (d)		4,160,000	4,429,582
4.25% 4/15/26 (d)		3,220,000	3,463,207
4.375% 5/1/26 (d)		9,092,000	9,801,074
5.25% 5/15/24 (d)		7,670,000	8,422,105
5.5% 1/15/26 (d)		7,243,000	8,138,524
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		1,115,000	1,179,113
3.875% 7/18/29 (Reg. S)		800,000	853,000
DP World Ltd. 5.625% 9/25/48 (d)		240,000	292,920
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	940,000	1,332,683
7.125% 2/14/24	GBP	3,950,000	6,409,879
			59,124,838
TOTAL INDUSTRIALS			300,530,391
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 0.75% 11/15/26 (Reg. S)	EUR	1,100,000	1,325,942
CommScope, Inc.:
5.5% 3/1/24 (d)		350,000	360,045
6% 3/1/26 (d)		350,000	367,675
HTA Group Ltd. 7% 12/18/25 (d)		660,000	701,168
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,585,000	1,652,164
SSL Robotics LLC 9.75% 12/31/23 (d)		268,000	295,805
			4,702,799
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		9,000,000	9,794,707
5.85% 7/15/25 (d)		2,748,000	3,219,757
6.02% 6/15/26 (d)		3,119,000	3,718,331
6.1% 7/15/27 (d)		5,045,000	6,190,762
6.2% 7/15/30 (d)		4,367,000	5,470,104
TTM Technologies, Inc. 4% 3/1/29 (d)		5,175,000	5,116,781
			33,510,442
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	4,475,000
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		2,415,000	2,372,738
6.125% 12/1/28 (d)		4,335,000	4,432,538
Gartner, Inc.:
3.75% 10/1/30 (d)		1,185,000	1,189,503
4.5% 7/1/28 (d)		1,835,000	1,931,338
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		415,000	410,672
10.75% 6/1/28 (d)		4,625,000	5,180,000
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		14,864,000	14,999,262
Twilio, Inc. 3.875% 3/15/31		940,000	955,143
			35,946,194
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (d)		3,204,000	3,174,856
2.45% 2/15/31 (d)		31,257,000	30,017,797
2.6% 2/15/33 (d)		27,706,000	26,379,701
3.5% 2/15/41 (d)		22,019,000	21,294,517
3.75% 2/15/51 (d)		10,333,000	10,040,479
Micron Technology, Inc. 2.497% 4/24/23		15,434,000	15,997,896
ON Semiconductor Corp. 3.875% 9/1/28 (d)		1,385,000	1,405,775
			108,311,021
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		3,430,000	3,494,313
6.875% 8/1/25 (d)		1,194,000	1,216,388
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	3,074,219
CDK Global, Inc. 5.25% 5/15/29 (d)		435,000	469,304
Crowdstrike Holdings, Inc. 3% 2/15/29		1,380,000	1,354,125
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	4,254,150
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		169,000	169,634
Oracle Corp.:
1.65% 3/25/26		12,241,000	12,401,910
2.3% 3/25/28		19,340,000	19,751,071
2.8% 4/1/27		14,371,000	15,272,344
2.875% 3/25/31		24,420,000	25,016,475
			86,473,933
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		705,000	720,995
5.875% 4/24/25 (Reg. S)		200,000	227,225
			948,220
TOTAL INFORMATION TECHNOLOGY			269,892,609
MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		2,690,000	2,817,775
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	189,675
CF Industries Holdings, Inc.:
4.95% 6/1/43		189,000	213,854
5.15% 3/15/34		102,000	120,329
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	13,915,096
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(h)		8,173,000	8,072,128
6.5% 5/15/26 (d)		4,265,000	4,286,325
6.875% 6/15/25 (d)		1,188,000	1,195,092
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		890,000	899,879
Equate Petrochemical BV 2.625% 4/28/28 (d)		395,000	396,852
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,360,000	3,414,600
7% 12/31/27 (d)		330,000	335,775
MEGlobal Canada, Inc. 5% 5/18/25 (d)		155,000	173,684
Methanex Corp.:
5.125% 10/15/27		3,719,000	3,886,355
5.25% 12/15/29		584,000	612,838
5.65% 12/1/44		2,459,000	2,492,565
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		1,435,000	1,438,674
5.25% 6/1/27 (d)		2,650,000	2,835,500
OCP SA:
4.5% 10/22/25 (d)		165,000	176,168
6.875% 4/25/44 (d)		150,000	183,075
Olin Corp.:
5% 2/1/30		3,589,000	3,804,340
5.625% 8/1/29		2,344,000	2,549,663
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		395,000	395,810
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,070,885
SABIC Capital II BV 4% 10/10/23 (d)		902,000	969,368
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		915,000	948,169
5.875% 3/27/24		190,000	203,514
The Chemours Co. LLC:
5.375% 5/15/27		4,936,000	5,307,187
5.75% 11/15/28 (d)		8,570,000	9,160,130
Valvoline, Inc. 4.25% 2/15/30 (d)		4,235,000	4,319,700
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		1,410,000	1,484,025
			77,869,030
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		340,000	340,213
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		445,000	444,444
4% 9/1/29 (d)		2,930,000	2,886,050
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		1,490,000	1,525,388
5.25% 8/15/27 (d)		254,000	256,464
6% 2/15/25 (d)		2,359,000	2,430,242
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		3,449,000	3,473,695
7.875% 7/15/26 (d)		3,629,000	3,772,055
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)(i)		2,090,000	2,110,900
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,023,000	4,193,978
8.5% 8/15/27 (d)		3,205,000	3,444,125
			24,537,341
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27		9,810,000	10,386,338
7.875% 8/15/23		505,000	556,980
Alrosa Finance SA 3.1% 6/25/27 (d)		330,000	336,600
Antofagasta PLC 2.375% 10/14/30 (d)		1,005,000	961,973
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		650,000	687,115
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		155,000	158,517
3.15% 1/14/30 (d)		405,000	418,238
3.7% 1/30/50 (d)		945,000	949,607
CSN Resources SA 7.625% 2/13/23 (d)		2,205,000	2,289,479
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		1,254,000	1,282,999
6.875% 10/15/27 (d)		2,855,000	3,115,519
7.25% 4/1/23 (d)		8,143,000	8,305,860
7.5% 4/1/25 (d)		375,000	388,898
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		2,330,000	2,434,384
4.5% 9/15/27 (d)		40,000	43,433
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	501,213
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	245,081
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	633,600
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		660,000	760,980
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		2,220,000	2,256,852
4.625% 3/1/28 (d)		3,589,000	3,666,522
Metinvest BV 7.75% 4/23/23 (d)		1,367,000	1,458,674
Stillwater Mining Co. 6.125% 6/27/22 (d)		2,008,000	2,009,632
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	602,738
Usiminas International SARL 5.875% 7/18/26 (d)		825,000	893,475
Vedanta Resources PLC 6.375% 7/30/22 (d)		975,000	958,120
VM Holding SA 6.5% 1/18/28 (d)		430,000	466,631
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	268,434
			47,037,892
Paper & Forest Products - 0.0%
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,205,000	2,218,781
TOTAL MATERIALS			152,003,257
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	10,518,026
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	8,940,345
3.85% 2/1/23		2,116,000	2,216,202
4.5% 12/1/28		7,625,000	8,775,054
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,470,416
2.75% 4/15/31		2,288,000	2,247,736
5% 7/1/25		4,492,000	5,080,114
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,893,175
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,390,471
3.75% 12/1/24		1,963,000	2,146,303
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		641,000	653,019
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	604,901
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,794,125
3.5% 8/1/26		2,790,000	3,076,168
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,257,553
3.5% 7/15/29		1,322,000	1,443,827
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	17,649,787
iStar Financial, Inc.:
4.25% 8/1/25		560,000	567,353
4.75% 10/1/24		680,000	710,770
Lexington Corporate Properties Trust:
2.7% 9/15/30		3,649,000	3,645,126
4.4% 6/15/24		1,672,000	1,815,606
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		2,256,000	2,364,852
5.75% 2/1/27		835,000	924,504
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,900,000	4,172,041
5.25% 8/1/26		302,000	310,683
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		9,885,000	9,658,728
3.375% 2/1/31		6,759,000	6,822,345
3.625% 10/1/29		11,904,000	12,447,806
4.375% 8/1/23		3,145,000	3,364,323
4.5% 1/15/25		3,878,000	4,240,295
4.5% 4/1/27		18,502,000	20,531,507
4.75% 1/15/28		10,700,000	11,960,396
4.95% 4/1/24		9,727,000	10,604,767
5.25% 1/15/26		10,610,000	12,118,166
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	605,718
Realty Income Corp. 3.25% 1/15/31		2,129,000	2,276,009
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,318,658
5% 12/15/23		737,000	796,825
Retail Properties America, Inc. 4.75% 9/15/30		764,000	831,996
Senior Housing Properties Trust 9.75% 6/15/25		385,000	427,839
Service Properties Trust:
4.375% 2/15/30		545,000	490,500
4.95% 10/1/29		1,150,000	1,072,375
5.5% 12/15/27		1,070,000	1,101,206
7.5% 9/15/25		285,000	318,580
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,631,056
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,263,678
4.25% 2/1/26		10,537,000	11,408,526
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,844,235
4.625% 3/15/29		3,549,000	4,004,529
The GEO Group, Inc. 6% 4/15/26		1,220,000	733,421
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		4,020,000	3,983,860
6.5% 2/15/29 (d)		12,670,000	12,543,300
Uniti Group, Inc.:
7.125% 12/15/24 (d)		5,214,000	5,370,420
7.875% 2/15/25 (d)		11,224,000	12,023,710
Ventas Realty LP:
3% 1/15/30		15,631,000	16,174,206
3.125% 6/15/23		1,981,000	2,068,846
3.5% 2/1/25		2,163,000	2,344,958
3.75% 5/1/24		9,073,000	9,785,462
4% 3/1/28		3,986,000	4,443,628
4.125% 1/15/26		2,017,000	2,259,397
4.75% 11/15/30		21,238,000	24,966,583
VEREIT Operating Partnership LP:
2.2% 6/15/28		1,564,000	1,571,226
2.85% 12/15/32		1,925,000	1,960,954
3.4% 1/15/28		3,355,000	3,623,953
VICI Properties, Inc.:
3.5% 2/15/25 (d)		90,000	91,674
4.25% 12/1/26 (d)		130,000	133,738
4.625% 12/1/29 (d)		270,000	280,895
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,581,669
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,021,687
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,804,344
4% 2/1/25		12,346,000	13,447,406
			342,023,557
Real Estate Management & Development - 0.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,265,000	2,685,954
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	5,800,000	6,963,181
2.25% 4/27/27 (Reg. S)	EUR	900,000	1,084,304
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,950,000	2,511,686
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,250,000	5,141,210
1.4% 7/6/22 (Reg. S)	EUR	1,109,000	1,368,190
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	3,123,504
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,590,117
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	11,055,378
3.95% 11/15/27		8,220,000	8,906,534
4.1% 10/1/24		7,423,000	8,070,177
4.55% 10/1/29		8,895,000	9,808,185
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	10,365,231
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,724,790
CTP BV 0.625% 11/27/23 (Reg. S)	EUR	1,950,000	2,403,866
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,221,198
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	188,563
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,461,496
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	267,525
Howard Hughes Corp.:
4.125% 2/1/29 (d)		990,000	983,694
4.375% 2/1/31 (d)		990,000	981,338
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	203,475
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	5,599,639
4.5% 4/18/22		6,302,000	6,457,901
Post Apartment Homes LP 3.375% 12/1/22		933,000	966,417
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		2,455,000	2,564,910
7.625% 6/15/25 (d)		80,000	86,700
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	4,470,510
Tanger Properties LP:
3.125% 9/1/26		4,970,000	5,189,069
3.75% 12/1/24		8,801,000	9,440,035
3.875% 12/1/23		3,147,000	3,337,371
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	1,020,070
			124,242,218
TOTAL REAL ESTATE			466,265,775
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,851,077
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	550,000	679,853
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		3,015,000	2,917,013
4.75% 3/15/28 (d)		560,000	578,900
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	7,096,159
Duke Energy Corp. 2.45% 6/1/30		6,067,000	6,053,174
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		2,680,000	2,597,913
5.9% 12/1/21 (d)		10,650,000	10,916,643
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	2,010,000	2,696,204
Entergy Corp. 2.8% 6/15/30		6,226,000	6,363,494
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		1,405,000	1,475,953
Eversource Energy 2.8% 5/1/23		5,482,000	5,691,476
Exelon Corp. 4.05% 4/15/30		3,689,000	4,133,344
FirstEnergy Corp.:
4.75% 3/15/23		11,339,000	11,970,582
7.375% 11/15/31		21,162,000	28,185,245
InterGen NV 7% 6/30/23 (d)		4,030,000	3,972,693
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	4,100,636
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,555,322
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,460,000	3,337,118
3.625% 2/15/31 (d)		1,040,000	997,100
5.25% 6/15/29 (d)		1,975,000	2,073,750
5.75% 1/15/28		2,130,000	2,257,587
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		2,288,460	2,448,653
PG&E Corp.:
5% 7/1/28		1,480,000	1,472,600
5.25% 7/1/30		5,870,000	5,936,038
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,734,571
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		9,915,000	10,249,730
Vistra Operations Co. LLC:
5% 7/31/27 (d)		4,875,000	4,978,594
5.625% 2/15/27 (d)		1,900,000	1,971,250
			141,292,672
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		717,000	872,186
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	475,694
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	874,672
			2,222,552
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		670,000	673,350
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,836,410
3.55% 6/15/26		2,935,000	3,207,283
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		880,000	875,600
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	757,875
Talen Energy Supply LLC 7.625% 6/1/28 (d)		1,130,000	1,172,228
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		781,625	836,974
TerraForm Power Operating LLC 5% 1/31/28 (d)		712,000	748,109
The AES Corp.:
3.3% 7/15/25 (d)		18,728,000	19,978,469
3.95% 7/15/30 (d)		16,328,000	17,629,342
			47,715,640
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		210,000	235,633
4.875% 4/23/30 (d)		135,000	161,730
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	29,155,824
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,798,283
NiSource, Inc.:
2.95% 9/1/29		17,668,000	18,498,312
5.25% 2/15/43		4,623,000	5,834,470
5.8% 2/1/42		2,300,000	3,021,893
5.95% 6/15/41		3,281,000	4,408,569
Puget Energy, Inc.:
4.1% 6/15/30		7,332,000	8,087,380
6% 9/1/21		5,649,000	5,727,384
Sempra Energy:
2.875% 10/1/22		2,090,000	2,143,908
6% 10/15/39		5,447,000	7,422,373
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (f)(h)		1,401,000	1,299,374
			87,795,133
Water Utilities - 0.0%
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	2,500,000	3,520,769
TOTAL UTILITIES			282,546,766

TOTAL NONCONVERTIBLE BONDS			6,248,446,047

TOTAL CORPORATE BONDS
(Cost $5,792,496,285)			6,256,705,652

U.S. Government and Government Agency Obligations - 31.0%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$31,080,000	$34,783,158
0.75% 2/15/45		52,292,300	70,389,304
1% 2/15/46		19,539,900	27,673,758
1% 2/15/49		18,870,000	25,768,105
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30		25,000,000	28,308,472
0.25% 7/15/29		45,730,000	52,869,833
0.875% 1/15/29		83,045,300	101,355,591

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			341,148,221

U.S. Treasury Obligations - 29.0%
U.S. Treasury Bonds:
1.125% 5/15/40		86,364,000	71,995,864
1.375% 8/15/50 (k)		650,000	520,381
2.25% 8/15/46		148,800	147,667
2.375% 5/15/51		789,958,000	805,263,340
3% 2/15/47		245,214,000	280,089,944
5% 5/15/37		9,400	13,374
U.S. Treasury Notes:
0.125% 1/31/23		294,780,000	294,780,000
0.25% 5/15/24		5,587,000	5,578,270
0.25% 7/31/25		95,151,000	93,753,470
0.375% 12/31/25		149,230,000	146,939,087
0.75% 3/31/26 (k)(l)		346,931,000	346,551,544
0.75% 4/30/26 (m)		480,000,000	479,100,000
1.125% 2/15/31 (m)		136,465,000	130,643,915
1.25% 4/30/28 (m)		392,695,000	392,572,283
1.25% 5/31/28		342,428,000	342,213,983
1.625% 9/30/26		455,668,000	473,040,343
1.625% 5/15/31		125,000,000	125,234,375
2% 4/30/24		9,073,300	9,521,649
2.125% 7/31/24		126,782,000	133,834,249
2.125% 5/31/26		313,445,000	333,659,754
2.25% 12/31/24		138,476,900	147,304,802
2.375% 4/30/26		84,892,000	91,398,176
2.625% 3/31/25		50,000,000	54,001,953
2.75% 2/15/28		54,737,100	60,215,086
2.875% 8/15/28		78,639,600	87,197,800

TOTAL U.S. TREASURY OBLIGATIONS			4,905,571,309

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,187,416,183)			5,246,719,530

U.S. Government Agency - Mortgage Securities - 12.3%
Fannie Mae - 3.1%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (f)(h)		10,714	11,240
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (f)(h)		8,311	8,702
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (f)(h)		2,511	2,624
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (f)(h)		7,950	8,366
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(h)		7,942	8,371
12 month U.S. LIBOR + 1.620% 2.108% 3/1/33 (f)(h)		11,687	12,209
12 month U.S. LIBOR + 1.620% 2.383% 5/1/36 (f)(h)		22,976	24,162
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (f)(h)		10,156	10,698
12 month U.S. LIBOR + 1.630% 2.283% 5/1/35 (f)(h)		23,627	24,775
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (f)(h)		17,124	18,215
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (f)(h)		6,797	7,150
12 month U.S. LIBOR + 1.700% 2.284% 6/1/42 (f)(h)		15,188	15,921
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (f)(h)		19,819	20,913
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (f)(h)		12,332	13,012
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (f)(h)		5,946	6,257
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (f)(h)		21,381	22,551
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(h)		16,422	17,356
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(h)		57,713	60,786
12 month U.S. LIBOR + 1.800% 2.385% 12/1/40 (f)(h)		645,921	683,780
12 month U.S. LIBOR + 1.800% 2.702% 7/1/41 (f)(h)		12,925	13,609
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(h)		12,113	12,805
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(h)		37,063	39,122
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (f)(h)		8,580	9,076
12 month U.S. LIBOR + 1.810% 2.7% 7/1/41 (f)(h)		13,001	13,744
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(h)		15,107	16,000
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (f)(h)		4,705	4,851
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (f)(h)		11,207	11,930
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (f)(h)		24,867	25,887
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (f)(h)		4,619	4,811
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (f)(h)		4,635	4,832
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (f)(h)		1,710	1,779
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(h)		2,982	3,113
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(h)		441	463
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (f)(h)		5,397	5,698
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.276% 10/1/33 (f)(h)		39,690	41,870
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(h)		4,609	4,876
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(h)		21,755	22,929
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (f)(h)		11,367	11,965
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.697% 7/1/34 (f)(h)		29,060	30,609
2.5% 5/1/31 to 10/1/50		49,888,911	52,091,951
3% 7/1/27 to 8/1/50 (k)(l)(n)		206,393,987	218,226,719
3.5% 1/1/34 to 11/1/49 (k)		68,744,402	73,880,679
4% 11/1/31 to 11/1/49		63,149,016	68,949,772
4.5% to 4.5% 6/1/33 to 9/1/49		59,522,487	65,572,388
5% 1/1/22 to 2/1/49		29,177,008	33,033,370
5.26% 8/1/41 (f)		470,014	532,912
5.5% 10/1/21 to 12/1/23		3,882	3,970
6% to 6% 10/1/21 to 1/1/42		2,061,203	2,434,331
6.5% 3/1/22 to 4/1/37		881,766	1,021,818
6.594% 2/1/39 (f)		352,830	392,093
7% to 7% 12/1/22 to 7/1/37		190,649	219,408
7.5% to 7.5% 6/1/25 to 2/1/32		84,929	96,729
8% 8/1/29 to 3/1/37		3,861	4,708

TOTAL FANNIE MAE			517,717,905

Freddie Mac - 1.9%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (f)(h)		8,508	8,862
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (f)(h)		32,437	33,897
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (f)(h)		24,473	25,688
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (f)(h)		5,784	6,067
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (f)(h)		306,760	323,928
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (f)(h)		95,978	101,232
12 month U.S. LIBOR + 1.750% 2.597% 7/1/41 (f)(h)		68,408	72,139
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(h)		2,483	2,628
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(h)		11,549	12,218
12 month U.S. LIBOR + 1.880% 2.178% 4/1/41 (f)(h)		5,484	5,798
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (f)(h)		10,410	10,981
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (f)(h)		68,677	72,812
12 month U.S. LIBOR + 1.910% 2.466% 5/1/41 (f)(h)		19,125	20,252
12 month U.S. LIBOR + 1.910% 2.64% 5/1/41 (f)(h)		15,902	16,839
12 month U.S. LIBOR + 1.910% 2.761% 6/1/41 (f)(h)		20,387	21,588
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (f)(h)		5,217	5,526
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (f)(h)		6,408	6,804
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (f)(h)		17,649	18,624
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (f)(h)		377	397
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (f)(h)		16,222	17,207
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(h)		21,921	23,299
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (f)(h)		10,707	11,017
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(h)		1,231	1,287
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(h)		3,584	3,768
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (f)(h)		5,448	5,747
6 month U.S. LIBOR + 1.880% 2.136% 10/1/36 (f)(h)		37,409	39,297
6 month U.S. LIBOR + 1.990% 2.248% 10/1/35 (f)(h)		13,821	14,549
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (f)(h)		8,217	8,667
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (f)(h)		7,987	8,448
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.313% 6/1/33 (f)(h)		29,096	30,609
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.653% 6/1/33 (f)(h)		50,023	52,534
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.655% 3/1/35 (f)(h)		101,279	106,911
2.5% 2/1/30 to 2/1/35		5,248,476	5,504,418
3% 4/1/32 to 4/1/50		72,758,928	76,949,298
3.5% 1/1/32 to 3/1/48 (o)		100,726,648	108,362,497
3.5% 8/1/47		36,353	38,842
4% 6/1/33 to 5/1/48		90,814,474	98,933,773
4% 4/1/48		75,529	80,872
4.5% 6/1/25 to 12/1/48		19,999,468	22,005,195
5% 8/1/33 to 7/1/41		3,739,365	4,266,183
5.5% 6/1/22		5,125	5,205
6% 12/1/21 to 12/1/37		391,906	458,773
6.5% 9/1/21 to 9/1/39		476,679	561,199
7% 3/1/26 to 9/1/36		183,600	214,027
7.5% 1/1/27 to 11/1/31		3,916	4,553
8% 7/1/24 to 4/1/32		4,897	5,642
8.5% 12/1/22 to 1/1/28		3,846	4,330

TOTAL FREDDIE MAC			318,484,427

Ginnie Mae - 3.8%
3.5% 9/20/40 to 5/20/50 (k)		77,662,745	83,932,330
4% 5/20/33 to 5/20/49		51,667,808	56,284,706
4.5% 6/20/33 to 8/15/41		8,420,445	9,460,529
5% 12/15/32 to 4/20/48		10,502,471	11,759,278
5.5% 7/15/33 to 9/15/39		272,901	316,704
6% to 6% 10/15/30 to 11/15/39		104,217	120,479
7% to 7% 11/15/22 to 3/15/33		196,589	227,246
7.5% to 7.5% 2/15/22 to 9/15/31		54,101	60,192
8% 11/15/21 to 11/15/29		12,694	13,858
8.5% 11/15/21 to 1/15/31		3,750	4,387
9% 1/15/23		25	26
2% 2/20/51 to 4/20/51		40,201,657	40,940,949
2% 6/1/51 (i)		24,450,000	24,871,665
2% 6/1/51 (i)		9,750,000	9,918,149
2% 6/1/51 (i)		27,250,000	27,719,954
2% 6/1/51 (i)		21,500,000	21,870,789
2% 6/1/51 (i)		10,750,000	10,935,395
2% 6/1/51 (i)		8,000,000	8,137,968
2% 6/1/51 (i)		5,350,000	5,442,266
2% 6/1/51 (i)		1,700,000	1,729,318
2% 7/1/51 (i)		7,700,000	7,819,259
2% 7/1/51 (i)		5,150,000	5,229,764
2% 7/1/51 (i)		12,950,000	13,150,572
2% 7/1/51 (i)		31,050,000	31,530,909
2% 7/1/51 (i)		18,100,000	18,380,336
2.5% 1/20/51 to 3/20/51		36,302,758	37,648,814
2.5% 6/1/51 (i)		12,200,000	12,636,001
2.5% 6/1/51 (i)		9,450,000	9,787,722
2.5% 6/1/51 (i)		8,300,000	8,596,624
2.5% 6/1/51 (i)		6,000,000	6,214,427
2.5% 6/1/51 (i)		18,300,000	18,954,002
2.5% 6/1/51 (i)		7,000,000	7,250,165
2.5% 6/1/51 (i)		5,850,000	6,059,066
3% 5/20/42 to 7/20/50		47,557,958	49,829,382
3% 6/1/51 (i)		5,400,000	5,633,829
3% 6/1/51 (i)		30,400,000	31,716,369
3% 6/1/51 (i)		6,600,000	6,885,791
3% 6/1/51 (i)		11,000,000	11,476,318
3% 7/1/51 (i)		10,500,000	10,951,386
3% 7/1/51 (i)		10,475,000	10,925,311
3% 7/1/51 (i)		8,600,000	8,969,706
3% 7/1/51 (i)		12,850,000	13,402,410
3.5% 6/1/51 (i)		1,300,000	1,367,398
3.5% 6/1/51 (i)		800,000	841,476
3.5% 6/1/51 (i)		500,000	525,922
3.5% 6/1/51 (i)		100,000	105,184
3.5% 6/1/51 (i)		250,000	262,961
3.5% 6/1/51 (i)		300,000	315,553
3.5% 7/1/51 (i)		850,000	894,400
3.5% 7/1/51 (i)		100,000	105,224
6.5% 3/20/31 to 6/15/37		73,900	86,940

TOTAL GINNIE MAE			651,299,409

Uniform Mortgage Backed Securities - 3.5%
1.5% 6/1/36 (i)		14,800,000	14,982,688
1.5% 6/1/36 (i)		6,675,000	6,757,395
2% 6/1/36 (i)		11,800,000	12,191,797
2% 6/1/51 (i)		28,750,000	29,048,247
2% 6/1/51 (i)		29,100,000	29,401,878
2% 6/1/51 (i)		21,100,000	21,318,887
2% 6/1/51 (i)		8,400,000	8,487,140
2% 6/1/51 (i)		16,675,000	16,847,983
2% 6/1/51 (i)		15,200,000	15,357,682
2% 6/1/51 (i)		4,675,000	4,723,498
2% 6/1/51 (i)		28,700,000	28,997,728
2% 6/1/51 (i)		15,300,000	15,458,719
2% 7/1/51 (i)		30,150,000	30,394,462
2% 7/1/51 (i)		28,700,000	28,932,705
2% 7/1/51 (i)		19,700,000	19,859,732
2.5% 6/1/51 (i)		37,100,000	38,414,438
2.5% 6/1/51 (i)		14,950,000	15,479,673
2.5% 6/1/51 (i)		12,450,000	12,891,099
2.5% 6/1/51 (i)		17,875,000	18,508,304
2.5% 6/1/51 (i)		13,950,000	14,444,243
2.5% 6/1/51 (i)		7,650,000	7,921,036
2.5% 6/1/51 (i)		2,800,000	2,899,203
2.5% 6/1/51 (i)		13,300,000	13,771,214
2.5% 7/1/51 (i)		21,350,000	22,055,549
3% 6/1/51 (i)		40,250,000	42,036,098
3% 6/1/51 (i)		4,900,000	5,117,438
3.5% 6/1/51 (i)		24,800,000	26,178,657
3.5% 6/1/51 (i)		2,900,000	3,061,214
3.5% 6/1/51 (i)		6,300,000	6,650,223
3.5% 6/1/51 (i)		12,200,000	12,878,210
3.5% 6/1/51 (i)		11,400,000	12,033,737
3.5% 6/1/51 (i)		18,200,000	19,211,756
3.5% 7/1/51 (i)		14,300,000	15,103,889
3.5% 7/1/51 (i)		9,500,000	10,034,052
3.5% 7/1/51 (i)		16,100,000	17,005,078

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			598,455,652

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,038,948,885)			2,085,957,393

Asset-Backed Securities - 5.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$4,434,454	$4,248,750
Series 2019-1 Class A, 3.844% 5/15/39 (d)		7,099,488	7,123,448
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		11,812,778	11,832,742
Class B, 4.458% 10/16/39 (d)		2,087,167	1,715,122
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		4,343,000	4,351,015
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (d)(f)(h)		17,181,000	17,182,615
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (d)(f)(h)		9,578,000	9,593,612
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (d)(f)(h)		15,580,000	15,567,162
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (d)(f)(h)		19,226,000	19,221,040
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (d)(f)(h)		6,180,000	6,193,497
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (d)(f)(h)		9,447,000	9,447,000
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		261,000	287,388
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		595,000	655,247
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		611,000	685,676
Class XS, 0% 10/17/52 (c)(d)(f)(p)		416,407	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		5,759,465	5,767,390
Class B, 4.335% 1/16/40 (d)		972,650	797,889
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (d)(f)(h)		11,120,000	11,132,566
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (d)(f)(h)		12,410,000	12,429,285
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (d)(f)(h)		6,374,000	6,372,356
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (d)(f)(h)		12,711,000	12,743,515
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (d)(f)(h)		13,319,000	13,321,451
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (d)(f)(h)		4,451,000	4,470,326
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2089% 6/26/34 (d)(f)(h)		3,581	12,271
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (d)(f)(h)		15,207,000	15,231,955
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (d)(f)(h)		14,004,000	14,009,252
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (d)(f)(h)		15,650,000	15,650,845
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (d)(f)(h)		7,072,000	7,093,612
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		12,229,583	12,338,439
Class AA, 2.487% 12/16/41 (d)(f)		1,845,250	1,854,945
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (d)(f)(h)		13,314,000	13,310,871
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		2,915,778	2,947,603
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(f)		1,041,451	1,049,924
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		10,451,194	10,475,691
Class B, 5.095% 4/15/39 (d)		5,073,224	4,765,137
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		9,287,765	9,278,454
Series 2021-1A Class A, 3.474% 1/15/46 (d)		3,660,928	3,739,084
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (d)(f)(h)		9,285,000	9,329,559
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (d)(f)(h)		6,355,000	6,355,451
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (d)(f)(h)		8,999,000	9,029,264
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (d)(f)(h)		11,637,000	11,648,009
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (d)(f)(h)		12,672,000	12,738,781
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4416% 10/25/37 (d)(f)(h)		2,992,901	3,007,515
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (d)(f)(h)		15,500,000	15,463,405
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (d)(f)(h)		20,650,000	20,673,190
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.751% 3/15/38 (d)(f)(h)		840,000	841,891
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		1,832,163	1,850,293
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		343,660	344,262
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(h)		199,702	20
DataBank Issuer, LLC Series 2021-1A Class B, 2.65% 2/27/51 (d)		231,000	233,346
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		6,098,153	6,188,405
Class A2II, 4.03% 11/20/47 (d)		10,331,933	11,027,168
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (d)(f)(h)		12,660,000	12,660,722
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (d)(f)(h)		12,449,000	12,480,322
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (d)(f)(h)		6,590,000	6,596,399
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (d)(f)(h)		11,115,000	11,153,358
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (d)(f)(h)		8,700,000	8,724,177
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (d)(f)(h)		15,800,000	15,834,381
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (d)(f)(h)		16,200,000	16,226,082
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (d)(f)(h)		3,200,000	3,198,118
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		6,500,000	6,504,758
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		420,000	435,977
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (d)(f)(h)		12,358,000	12,381,171
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (d)(f)(h)(i)		8,589,000	8,589,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (d)(f)(h)		15,400,000	15,528,451
Home Partners of America Trust:
Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.751% 7/17/34 (d)(f)(h)		153,000	153,312
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.451% 7/17/37 (d)(f)(h)		389,000	388,078
Series 2019-2 Class F, 3.866% 10/19/39 (d)		515,606	511,327
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		5,160,023	5,236,941
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		5,376,591	5,396,104
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (d)(f)(h)		7,620,000	7,631,102
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (d)(f)(h)		9,792,205	9,792,185
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (d)(f)(h)		16,420,000	16,415,714
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (d)(f)(h)		13,736,000	13,736,618
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (d)(f)(h)		17,100,000	17,116,519
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (d)(f)(h)		3,536,000	3,536,202
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (d)(f)(h)		5,990,000	6,021,615
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (d)(f)(h)		18,686,000	18,681,254
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (d)(f)(h)		11,245,000	11,258,494
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (d)(f)(h)		14,050,000	14,032,859
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		1,897,910	1,908,456
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (d)(f)(h)		13,378,000	13,394,508
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		1,741,724	1,744,631
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		9,136,743	9,126,199
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (d)(f)(h)		12,592,000	12,605,020
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 0.9758% 7/25/25 (f)(h)		366,900	367,372
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (f)(h)		403,831	405,310
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		20,645,625	21,628,150
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		9,660,713	9,658,104
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		292,000	293,963
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		392,000	397,497
Class G, 5.618% 10/17/35 (d)		336,000	340,546
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		330,000	340,597
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		116,000	113,078
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		263,000	268,784
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,082,000	1,102,384
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		378,000	381,873
Class H, 5.268% 4/17/37 (d)		105,000	106,989
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		273,000	276,367
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		401,000	401,675
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		9,723,647	9,740,519
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (d)(f)(h)(i)		15,987,000	15,988,615
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		10,980,975	10,965,096
Class B, 4.335% 3/15/40 (d)		1,071,663	939,173
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		12,474,000	13,166,654
1.884% 7/15/50 (d)		4,985,000	5,080,017
2.328% 7/15/52 (d)		3,812,000	3,873,364
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (d)(f)(h)		9,200,000	9,215,198
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (d)(f)(h)		14,155,000	14,149,027
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (d)(f)(h)		12,250,000	12,234,504
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6764% 12/5/36 (c)(d)(f)(h)		370,138	28
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (d)(f)(h)		8,903,000	8,917,503
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (f)(h)		9,027	8,423
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		6,401,213	6,471,944
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		11,363,927	11,428,168
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		15,740,661	15,653,908
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (d)(f)		3,485,691	3,692,073
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (d)(f)(h)		934,000	630,193
Tricon American Homes:
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		883,000	930,186
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		525,000	537,470
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		151,000	161,348
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		1,549,375	1,551,809
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		403,000	417,473
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (d)(f)(h)		14,510,000	14,529,429
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (d)(f)(h)		13,214,000	13,215,414
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (d)(f)(h)		15,600,000	15,608,252
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (d)(f)(h)		20,400,000	20,507,610
TOTAL ASSET-BACKED SECURITIES
(Cost $934,251,871)			940,323,879

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5159% 7/26/36 (d)(f)		35,601	35,317
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		8,300,805	8,311,505
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		9,649,864	9,645,370
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		7,566,299	7,574,453
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		756,244	756,444
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		1,869	289
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3994% 5/27/37 (d)(f)(h)		1,071,489	1,051,002
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)		86,634	9
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (f)(h)		2,504,688	2,529,903
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 1.8101% 3/25/37 (f)		2,879	2,872
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (d)(f)(h)		3,656,500	3,661,217
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		24,365,000	24,878,395
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		278,125	277,914
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 2.4851% 7/26/45 (d)(f)		205,559	204,166
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		3,399,522	3,363,038
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (f)(h)		2,300	2,251
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (d)(f)(h)		8,636,000	8,646,873
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7316% 9/25/43 (f)(h)		1,163,333	1,139,465

TOTAL PRIVATE SPONSOR			72,080,483

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8916% 2/25/32 (f)(h)		3,931	3,997
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0975% 3/18/32 (f)(h)		7,123	7,280
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (f)(h)		8,084	8,276
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0916% 10/25/32 (f)(h)		10,516	10,757
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/32 (f)(h)		3,818	3,876
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0084% 12/25/33 (f)(p)(q)		132,830	34,954
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5884% 11/25/36 (f)(p)(q)		98,324	19,986
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		1,010	1,045
Series 1993-207 Class H, 6.5% 11/25/23		26,635	28,146
Series 1996-28 Class PK, 6.5% 7/25/25		9,621	10,192
Series 1999-17 Class PG, 6% 4/25/29		49,901	55,275
Series 1999-32 Class PL, 6% 7/25/29		53,931	59,943
Series 1999-33 Class PK, 6% 7/25/29		39,137	43,574
Series 2001-52 Class YZ, 6.5% 10/25/31		5,636	6,523
Series 2003-28 Class KG, 5.5% 4/25/23		12,628	13,048
Series 2005-102 Class CO 11/25/35 (r)		26,215	24,324
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3118% 8/25/35 (f)(q)		6,835	9,146
Series 2005-81 Class PC, 5.5% 9/25/35		72,796	82,393
Series 2006-12 Class BO 10/25/35 (r)		119,752	111,310
Series 2006-15 Class OP 3/25/36 (r)		137,771	126,185
Series 2006-37 Class OW 5/25/36 (r)		12,921	11,600
Series 2006-45 Class OP 6/25/36 (r)		42,601	38,524
Series 2006-62 Class KP 4/25/36 (r)		71,294	65,408
Series 2012-149:
Class DA, 1.75% 1/25/43		1,341,247	1,377,679
Class GA, 1.75% 6/25/42		1,450,232	1,490,124
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		10,993	12,431
Series 1999-25 Class Z, 6% 6/25/29		42,963	48,256
Series 2001-20 Class Z, 6% 5/25/31		53,743	60,125
Series 2001-31 Class ZC, 6.5% 7/25/31		26,002	29,580
Series 2002-16 Class ZD, 6.5% 4/25/32		17,314	20,084
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4584% 11/25/32 (f)(p)(q)		62,916	8,619
Series 2012-67 Class AI, 4.5% 7/25/27 (p)		212,895	12,456
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5484% 12/25/36 (f)(p)(q)		71,815	17,510
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3484% 5/25/37 (f)(p)(q)		36,546	8,099
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5406% 9/25/23 (f)(q)		1,266	1,450
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0084% 3/25/33 (f)(p)(q)		8,938	2,022
Series 2005-72 Class ZC, 5.5% 8/25/35		550,366	622,187
Series 2005-79 Class ZC, 5.9% 9/25/35		397,470	450,653
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0702% 6/25/37 (f)(q)		31,367	64,701
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (f)(q)		47,576	98,135
Class SB, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (f)(q)		15,612	28,875
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4534% 8/25/37 (f)(p)(q)		1,406,177	304,087
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2584% 3/25/38 (f)(p)(q)		238,393	48,773
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9584% 12/25/40 (f)(p)(q)		233,040	44,193
Class ZA, 4.5% 12/25/40		865,361	949,367
Series 2010-139 Class NI, 4.5% 2/25/40 (p)		118,061	6,236
Series 2010-150 Class ZC, 4.75% 1/25/41		1,301,399	1,450,277
Series 2010-95 Class ZC, 5% 9/25/40		2,757,926	3,065,346
Series 2011-39 Class ZA, 6% 11/25/32		166,109	191,034
Series 2011-4 Class PZ, 5% 2/25/41		470,843	565,115
Series 2011-67 Class AI, 4% 7/25/26 (p)		36,417	1,821
Series 2011-83 Class DI, 6% 9/25/26 (p)		13,259	338
Series 2012-100 Class WI, 3% 9/25/27 (p)		821,081	65,502
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (f)(p)(q)		186,043	16,918
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (f)(p)(q)		195,222	16,272
Series 2013-133 Class IB, 3% 4/25/32 (p)		397,413	19,328
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (f)(p)(q)		268,717	49,087
Series 2013-51 Class GI, 3% 10/25/32 (p)		905,069	68,397
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6284% 6/25/35 (f)(p)(q)		188,875	35,809
Series 2015-42 Class IL, 6% 6/25/45 (p)		1,387,202	271,881
Series 2015-70 Class JC, 3% 10/25/45		1,208,518	1,282,162
Series 2017-30 Class AI, 5.5% 5/25/47 (p)		774,936	154,146
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)		35,860	6,613
Series 343 Class 16, 5.5% 5/25/34 (p)		31,476	5,225
Series 348 Class 14, 6.5% 8/25/34 (f)(p)		22,630	5,105
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)		14,112	2,612
Class 13, 6% 3/25/34 (p)		20,007	3,724
Series 359 Class 19, 6% 7/25/35 (f)(p)		12,161	2,483
Series 384 Class 6, 5% 7/25/37 (p)		145,540	26,096
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9009% 1/15/32 (f)(h)		3,388	3,445
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (f)(h)		4,394	4,484
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1009% 3/15/32 (f)(h)		4,662	4,768
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0009% 6/15/31 (f)(h)		7,856	8,007
Class FG, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (f)(h)		2,444	2,492
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3509% 5/15/37 (f)(h)		180,769	181,338
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		57,348	63,897
Series 2101 Class PD, 6% 11/15/28		4,828	5,382
Series 2121 Class MG, 6% 2/15/29		22,414	24,936
Series 2131 Class BG, 6% 3/15/29		172,748	192,840
Series 2137 Class PG, 6% 3/15/29		25,810	28,839
Series 2154 Class PT, 6% 5/15/29		42,879	47,913
Series 2162 Class PH, 6% 6/15/29		9,115	10,109
Series 2520 Class BE, 6% 11/15/32		63,228	72,526
Series 2693 Class MD, 5.5% 10/15/33		671,110	761,784
Series 2802 Class OB, 6% 5/15/34		67,971	76,320
Series 3002 Class NE, 5% 7/15/35		171,606	191,690
Series 3110 Class OP 9/15/35 (r)		68,332	66,129
Series 3119 Class PO 2/15/36 (r)		161,889	147,668
Series 3121 Class KO 3/15/36 (r)		26,065	24,087
Series 3123 Class LO 3/15/36 (r)		92,994	85,056
Series 3145 Class GO 4/15/36 (r)		92,780	85,396
Series 3189 Class PD, 6% 7/15/36		145,889	170,671
Series 3225 Class EO 10/15/36 (r)		48,191	43,795
Series 3258 Class PM, 5.5% 12/15/36		67,326	77,211
Series 3415 Class PC, 5% 12/15/37		64,072	71,557
Series 3786 Class HI, 4% 3/15/38 (p)		43,320	480
Series 3806 Class UP, 4.5% 2/15/41		353,041	391,368
Series 3832 Class PE, 5% 3/15/41		707,566	790,686
Series 4135 Class AB, 1.75% 6/15/42		1,090,724	1,121,152
sequential payer:
Series 2135 Class JE, 6% 3/15/29		11,557	12,871
Series 2274 Class ZM, 6.5% 1/15/31		16,369	18,544
Series 2281 Class ZB, 6% 3/15/30		32,156	35,587
Series 2303 Class ZV, 6% 4/15/31		15,307	17,172
Series 2357 Class ZB, 6.5% 9/15/31		119,931	138,736
Series 2502 Class ZC, 6% 9/15/32		30,821	35,302
Series 2519 Class ZD, 5.5% 11/15/32		43,354	48,939
Series 2546 Class MJ, 5.5% 3/15/23		8,276	8,565
Series 2601 Class TB, 5.5% 4/15/23		3,715	3,840
Series 2998 Class LY, 5.5% 7/15/25		21,911	23,357
Series 3871 Class KB, 5.5% 6/15/41		1,023,755	1,193,894
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4991% 2/15/36 (f)(p)(q)		44,171	8,796
Series 2013-4281 Class AI, 4% 12/15/28 (p)		320,644	14,074
Series 2017-4683 Class LM, 3% 5/15/47		1,814,716	1,922,148
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1443% 8/15/24 (f)(q)		69	78
Class SD, 86.400% - 1 month U.S. LIBOR 85.1385% 8/15/24 (f)(q)		102	126
Series 2933 Class ZM, 5.75% 2/15/35		781,170	889,964
Series 2935 Class ZK, 5.5% 2/15/35		688,468	784,892
Series 2947 Class XZ, 6% 3/15/35		258,375	298,667
Series 2996 Class ZD, 5.5% 6/15/35		572,901	663,040
Series 3237 Class C, 5.5% 11/15/36		751,088	856,216
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5591% 11/15/36 (f)(p)(q)		197,433	46,263
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6491% 3/15/37 (f)(p)(q)		306,535	75,894
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6591% 4/15/37 (f)(p)(q)		431,340	99,274
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4791% 6/15/37 (f)(p)(q)		148,948	30,662
Series 3949 Class MK, 4.5% 10/15/34		123,020	135,408
Series 3955 Class YI, 3% 11/15/21 (p)		18,472	80
Series 4055 Class BI, 3.5% 5/15/31 (p)		385,262	20,166
Series 4149 Class IO, 3% 1/15/33 (p)		458,044	50,016
Series 4314 Class AI, 5% 3/15/34 (p)		121,880	7,565
Series 4427 Class LI, 3.5% 2/15/34 (p)		886,921	73,839
Series 4471 Class PA 4% 12/15/40		717,542	769,026
target amortization class Series 2156 Class TC, 6.25% 5/15/29		27,369	29,498
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0146% 2/15/24 (f)(h)		7,190	7,228
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		20,693	22,959
Series 2056 Class Z, 6% 5/15/28		48,711	54,197
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,493,693	1,627,773
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		3,687,949	3,993,300
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5891% 6/16/37 (f)(p)(q)		84,462	18,602
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.661% 3/20/60 (f)(h)(s)		1,143,957	1,150,356
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (f)(h)(s)		155,321	155,540
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (f)(h)(s)		187,480	187,593
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (f)(h)(s)		185,720	185,828
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (f)(h)(s)		388,581	389,597
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 12/20/60 (f)(h)(s)		447,496	449,614
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 2/20/61 (f)(h)(s)		647,953	650,267
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6004% 2/20/61 (f)(h)(s)		932,945	936,285
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (f)(h)(s)		420,407	422,440
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (f)(h)(s)		610,838	613,805
Class FC, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (f)(h)(s)		482,243	484,612
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6404% 6/20/61 (f)(h)(s)		567,548	570,536
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (f)(h)(s)		1,105,206	1,112,877
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (f)(h)(s)		602,217	607,707
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (f)(h)(s)		401,432	404,808
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (f)(h)(s)		577,341	581,584
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (f)(h)(s)		374,487	376,918
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (f)(h)(s)		10,181	10,284
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6304% 10/20/62 (f)(h)(s)		293,598	295,024
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6404% 7/20/60 (f)(h)(s)		7,085	7,092
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4704% 3/20/63 (f)(h)(s)		511,979	512,955
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 1/20/64 (f)(h)(s)		489,927	492,881
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7104% 12/20/63 (f)(h)(s)		2,049,947	2,062,622
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6104% 6/20/64 (f)(h)(s)		2,345,421	2,356,662
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6104% 9/20/64 (f)(h)(s)		7,718,259	7,755,936
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (f)(h)(s)		27,042	27,140
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4993% 1/20/49 (f)(h)		3,307,775	3,333,496
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5993% 10/20/49 (f)(h)		1,232,743	1,240,629
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5493% 12/20/49 (f)(h)		4,025,569	4,052,145
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4993% 5/20/49 (f)(h)		2,740,541	2,763,678
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5993% 8/20/49 (f)(h)		1,755,267	1,771,412
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4993% 3/20/50 (f)(h)		3,812,420	3,829,137
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (f)(q)		1,286,906	1,509,153
Series 2011-136 Class WI, 4.5% 5/20/40 (p)		50,283	4,115
Series 2016-69 Class WA, 3% 2/20/46		1,130,974	1,201,938
Series 2017-134 Class BA, 2.5% 11/20/46		1,657,532	1,728,033
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		250,124	278,801
Series 2010-160 Class DY, 4% 12/20/40		2,516,861	2,731,601
Series 2010-170 Class B, 4% 12/20/40		566,183	614,583
Series 2017-139 Class BA, 3% 9/20/47		5,639,508	6,022,476
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3991% 5/16/34 (f)(p)(q)		49,782	9,479
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0991% 8/17/34 (f)(p)(q)		49,609	11,193
Series 2010-116 Class QB, 4% 9/16/40		5,718,940	6,195,152
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 5/20/60 (f)(h)(s)		445,441	446,054
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0008% 7/20/41 (f)(p)(q)		222,112	42,680
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5991% 6/16/42 (f)(p)(q)		182,884	38,366
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (f)(q)		38,924	40,504
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (f)(q)		18,634	18,966
Series 2013-149 Class MA, 2.5% 5/20/40		2,704,455	2,793,100
Series 2014-2 Class BA, 3% 1/20/44		2,984,181	3,167,653
Series 2014-21 Class HA, 3% 2/20/44		1,151,571	1,221,996
Series 2014-25 Class HC, 3% 2/20/44		1,903,352	2,005,984
Series 2014-5 Class A, 3% 1/20/44		1,674,985	1,766,733
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)		64,527	65,744
Series 2017-186 Class HK, 3% 11/16/45		2,734,176	2,890,801
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (f)(h)(s)		4,759,465	4,714,580

TOTAL U.S. GOVERNMENT AGENCY			111,890,424

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $180,080,446)			183,970,907

Commercial Mortgage Securities - 4.0%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.101% 4/15/34 (d)(f)(h)		578,000	578,000
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.201% 4/15/35 (d)(f)(h)		397,000	377,320
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.401% 6/15/35 (d)(f)(h)		172,000	168,340
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.301% 3/15/34 (d)(f)(h)		567,000	551,378
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.051% 4/15/36 (d)(f)(h)		1,045,000	1,011,592
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (d)(f)(h)		11,782,000	11,951,861
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		6,400,000	6,563,813
Class ANM, 3.112% 11/5/32 (d)		7,809,000	8,115,527
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		455,000	465,752
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		1,753,000	1,698,242
Class CNM, 3.7186% 11/5/32 (d)(f)		725,000	691,808
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,440,115
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		782,000	743,195
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		455,000	415,781
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		960,000	883,860
Class E, 2.8% 11/15/50 (d)		609,000	432,377
Series 2018-BN12 Class D, 3% 5/15/61 (d)		487,000	425,927
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		430,000	381,018
Class E, 3% 11/15/61 (d)		430,000	349,725
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		648,000	602,596
Class E, 3% 5/15/62 (d)		336,000	303,524
Series 2019-BN19 Class D, 3% 8/15/61 (d)		946,000	886,723
Series 2019-BN21 Class E, 2.5% 10/17/52 (d)		529,000	462,500
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		243,000	216,865
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		252,000	205,338
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		294,000	252,610
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		189,000	162,392
Class MCDG, 2.9182% 12/15/53 (f)		819,000	696,447
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		347,000	358,914
Class D, 3.25% 2/15/50 (d)		675,000	639,970
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8717% 7/15/49 (f)(p)		14,407,631	927,151
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		188,000	166,640
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(f)(p)		728,400	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		830,000	657,639
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		483,000	457,865
Class E, 3.6089% 8/14/36 (d)(f)		363,000	263,974
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		348,000	267,552
Series 2020-C7 Class D, 3.6048% 4/15/53 (d)(f)		210,000	205,204
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,757,669
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		399,000	383,333
Class 225E, 3.2943% 12/15/62 (d)(f)		269,000	242,713
Series 2020-B20 Class E, 2% 10/15/53 (d)		588,000	472,534
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		351,000	310,413
Class E, 3% 5/15/53 (d)(f)		351,000	279,160
Series 2019-B12 Class D, 3% 8/15/52 (d)		381,000	361,942
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,113,000	1,081,943
Class D, 2.25% 7/15/53 (d)		777,000	684,675
Series 2020-B21:
Class D, 2% 12/17/53 (d)		446,000	384,849
Class E, 2% 12/17/53 (d)		420,000	322,202
Series 2020-B22 Class E, 2% 1/15/54 (d)		502,000	388,960
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		315,000	313,470
Class D, 3.2931% 9/15/48 (d)(f)		379,000	343,712
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		789,000	643,910
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)		850,000	765,103
Class 300E, 2.9942% 4/15/54 (d)		282,000	244,457
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.951% 10/15/35 (d)(f)(h)		558,000	556,237
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (d)(f)(h)		6,971,000	7,066,508
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.039% 8/15/36 (d)(f)(h)		319,900	319,643
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.501% 6/15/35 (d)(f)(h)		168,000	160,882
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0521% 3/15/37 (d)(f)(h)		399,000	399,470
Class F, 1 month U.S. LIBOR + 2.470% 2.5721% 3/15/37 (d)(f)(h)		694,000	695,452
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.101% 11/15/32 (d)(f)(h)		189,000	188,941
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (d)(f)(h)		7,110,664	7,110,663
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (d)(f)(h)		5,673,048	5,673,046
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (d)(f)(h)		9,616,448	9,616,445
Class G, 1 month U.S. LIBOR + 2.500% 2.601% 12/15/36 (d)(f)(h)		1,792,366	1,791,286
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.851% 11/15/32 (d)(f)(h)		525,590	529,226
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.351% 11/15/32 (d)(f)(h)		330,090	332,142
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.1968% 4/15/34 (d)(f)(h)		397,500	383,152
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0623% 5/15/38 (d)(f)(h)		1,155,000	1,155,000
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.977% 11/15/32 (d)(f)(h)		3,068,000	3,070,882
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (d)(f)(h)		19,140,779	19,164,739
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (d)(f)(h)		10,029,437	10,048,554
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)		2,936,000	3,004,671
Class E, 3.5488% 3/11/44 (d)(f)		1,518,000	1,514,769
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.351% 7/15/34 (d)(f)(h)		646,000	648,717
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (d)(f)(h)		3,605,957	2,911,232
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (d)(f)(h)		3,875,200	3,876,363
Class G, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/35 (d)(f)(h)		819,700	819,969
Class H, 1 month U.S. LIBOR + 3.000% 3.101% 11/15/35 (d)(f)(h)		301,000	301,576
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3376% 10/15/36 (d)(f)(h)		546,000	535,734
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (d)(f)(h)		6,526,000	6,505,723
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (d)(f)(h)		4,315,000	4,290,773
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (d)(f)(h)		4,529,000	4,486,288
Class G, 1 month U.S. LIBOR + 3.600% 3.701% 4/15/34 (d)(f)(h)		861,000	837,433
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (d)(f)(h)		5,879,404	5,887,693
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (d)(f)(h)		7,391,412	7,396,048
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (d)(f)(h)		10,469,762	10,476,060
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (d)(f)(h)		14,709,753	14,718,985
Class F, 1 month U.S. LIBOR + 2.000% 2.101% 10/15/36 (d)(f)(h)		323,199	323,411
Class J, 1 month U.S. LIBOR + 2.650% 2.751% 10/15/36 (d)(f)(h)		4,450,773	4,455,118
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (d)(f)(h)		7,195,922	7,195,918
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.501% 2/15/36 (d)(f)(h)		331,000	330,997
Class FV, 1 month U.S. LIBOR + 2.400% 2.501% 2/15/36 (d)(f)(h)		1,094,000	1,093,990
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1009% 1/15/34 (d)(f)(h)		229,000	230,147
Class G, 1 month U.S. LIBOR + 3.900% 4.0009% 1/15/34 (d)(f)(h)		114,000	113,932
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (d)(f)(h)		8,333,000	8,317,101
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		609,000	656,685
Class D, 4.0755% 12/9/41 (d)(f)		84,000	89,228
Class E, 4.0755% 12/9/41 (d)(f)		2,416,000	2,520,760
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		976,000	928,669
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.651% 12/15/37 (d)(f)(h)		100,000	100,059
Class G, 1 month U.S. LIBOR + 3.250% 3.351% 12/15/37 (d)(f)(h)		2,849,000	2,850,669
CD Mortgage Trust Series 2017-CD3:
Class C, 4.558% 2/10/50 (f)		813,000	851,149
Class D, 3.25% 2/10/50 (d)		735,000	614,340
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		18,942,000	19,123,792
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7481% 12/15/47 (d)(f)		272,000	276,415
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (d)(f)(h)		5,780,000	5,781,747
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (d)(f)(h)		1,600,000	1,600,000
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (d)(f)(h)		15,950,364	15,955,184
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (d)(f)(h)		3,140,368	3,124,596
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (d)(f)(h)		3,546,955	3,511,341
Class E, 1 month U.S. LIBOR + 2.350% 2.451% 6/15/34 (d)(f)(h)		1,649,215	1,582,976
Class F, 1 month U.S. LIBOR + 2.600% 2.7092% 6/15/34 (d)(f)(h)		2,129,366	1,928,798
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (d)(f)		443,000	462,338
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		715,000	713,423
Series 2013-GC15 Class D, 5.18% 9/10/46 (d)(f)		1,200,000	1,216,806
Series 2015-GC29 Class XA, 1.035% 4/10/48 (f)(p)		19,324,144	670,364
Series 2015-GC33 Class XA, 0.8821% 9/10/58 (f)(p)		31,096,233	1,005,689
Series 2016-C3 Class D, 3% 11/15/49 (d)		829,000	663,118
Series 2016-P6 Class XA, 0.7642% 12/10/49 (f)(p)		29,104,493	700,036
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		546,000	516,251
Class E, 3% 8/10/56 (d)		462,000	394,592
Series 2019-GC43 Class E, 3% 11/10/52 (d)		651,000	581,694
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)		567,000	536,176
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		673,000	573,531
Class E, 2.6% 2/15/53 (d)		76,000	61,312
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.151% 9/15/33 (d)(f)(h)		267,000	240,296
Class G, 1 month U.S. LIBOR + 5.050% 5.1573% 9/15/33 (d)(f)(h)		300,000	244,213
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		3,375,249	3,515,198
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)		527,000	363,144
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,831,176
Series 2012-CR1:
Class C, 5.3541% 5/15/45 (f)		426,000	405,802
Class D, 5.3541% 5/15/45 (d)(f)		1,160,000	950,467
Class G, 2.462% 5/15/45 (c)(d)		425,000	111,570
Series 2012-LC4 Class C, 5.5341% 12/10/44 (f)		94,000	90,386
Series 2013-CR10:
Class C, 4.9232% 8/10/46 (d)(f)		175,000	186,131
Class D, 4.9232% 8/10/46 (d)(f)		825,000	841,138
Series 2013-CR9 Class C, 4.2704% 7/10/45 (d)(f)		190,538	171,671
Series 2013-LC6 Class D, 4.3095% 1/10/46 (d)(f)		909,000	898,691
Series 2014-CR15 Class D, 4.7183% 2/10/47 (d)(f)		173,000	181,047
Series 2014-CR20 Class XA, 1.0046% 11/10/47 (f)(p)		36,749,530	1,061,337
Series 2014-LC17:
Class C, 4.5592% 10/10/47 (f)		189,000	198,725
Class XA, 0.7204% 10/10/47 (f)(p)		25,544,737	499,900
Series 2014-UBS2 Class D, 5.004% 3/10/47 (d)(f)		542,000	544,876
Series 2014-UBS6 Class XA, 0.885% 12/10/47 (f)(p)		47,388,789	1,161,338
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		845,000	815,675
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		593,000	561,855
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		999,000	1,085,409
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		202,000	191,066
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0224% 11/10/49 (f)		352,000	365,541
Class D, 2.7724% 11/10/49 (f)		299,000	241,844
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8307% 8/15/45 (d)(f)		210,000	198,371
Class E, 4.8307% 8/15/45 (d)(f)		1,009,000	810,780
Class F, 4.25% 8/15/45 (d)		1,110,000	723,846
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		286,000	113,331
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (d)(f)(h)		2,125,138	2,125,776
Class E, 1 month U.S. LIBOR + 1.900% 2.001% 12/15/31 (d)(f)(h)		655,200	649,404
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		651,000	612,872
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		39,832	19,912
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (d)(f)(h)		7,203,000	7,209,502
Class C, 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (d)(f)(h)		1,734,000	1,736,088
Class F, 1 month U.S. LIBOR + 2.650% 2.751% 5/15/36 (d)(f)(h)		378,000	378,830
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.701% 1/15/34 (d)(f)(h)		363,000	357,698
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.258% 10/15/37 (d)(f)(h)		588,000	598,352
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		4,092,000	4,227,953
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		7,384,000	7,687,872
Class B, 4.5349% 4/15/36 (d)		2,263,000	2,279,826
Class C, 4.782% 4/15/36 (d)(f)		1,523,000	1,503,799
Class D, 4.782% 4/15/36 (d)(f)		3,047,000	2,762,048
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		525,000	451,122
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.61% 4/15/36 (d)(f)(h)		231,000	230,999
Class G, 1 month U.S. LIBOR + 4.500% 4.61% 4/15/36 (d)(f)(h)		126,000	126,000
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4598% 6/15/50 (d)(f)		701,000	594,275
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		588,000	572,853
Series 2017-CX9 Class D, 4.1468% 9/15/50 (d)(f)		284,000	229,656
Series 2018-CX11 Class C, 4.7894% 4/15/51 (f)		282,000	301,302
Series 2019-C15 Class C, 4.9799% 3/15/52 (f)		798,000	890,321
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.451% 7/15/32 (d)(f)(h)		732,000	639,732
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		789,000	774,572
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)		255,000	264,513
Class E, 4.9345% 1/10/34 (d)(f)		818,000	830,266
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.6009% 5/15/35 (d)(f)(h)		662,691	661,219
Series 2018-C1:
Class C, 4.6349% 10/15/51 (f)		189,000	203,817
Class D, 2.8849% 10/15/51 (d)(f)		840,000	779,781
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		665,000	554,140
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		212,000	187,569
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class F, 5.8943% 11/10/46 (d)(f)		1,028,024	1,024,775
Class G, 4.652% 11/10/46 (d)		1,241,000	1,206,104
Class XB, 1.0335% 11/10/46 (d)(f)(p)		2,334,165	232
Series 2011-LC3A Class D, 5.4266% 8/10/44 (d)(f)		529,000	515,672
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		250,000	238,122
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4895% 8/10/49 (f)		218,000	218,711
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (f)(h)		10,300,000	10,309,278
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (f)(h)		8,800,000	8,806,197
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (f)(h)		8,200,000	8,205,711
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (f)(h)		8,700,000	8,706,129
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31 (f)(h)		8,300,000	8,305,174
sequential payer:
Series 2021-K126 Class A2, 2.074% 1/25/31		14,400,000	14,942,111
Series 2021-K128 Class A2, 2.02% 3/25/31		3,500,000	3,611,271
Series KAIV Class X2, 3.5885% 6/25/41 (f)(p)		310,000	91
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (d)(f)(h)		10,900,000	10,940,605
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (d)(f)(h)		2,300,000	2,302,156
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (d)(f)(h)		1,200,000	1,201,502
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0465% 11/21/35 (d)(f)(h)		234,000	232,848
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		357,000	359,164
Class X, 0.8685% 8/10/43 (d)(f)(p)		451,543	1,673
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.751% 10/15/36 (d)(f)(h)		602,000	559,938
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 1.9756% 6/15/36 (d)(f)(h)		839,000	799,309
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (d)(f)(h)		22,596,000	22,197,072
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (d)(f)(h)		10,353,000	10,370,061
Series 2011-GC3 Class D, 5.3796% 3/10/44 (d)(f)		98,041	97,968
Series 2011-GC5:
Class C, 5.2975% 8/10/44 (d)(f)		505,077	419,291
Class D, 5.2975% 8/10/44 (d)(f)		342,592	208,887
Class E, 5.2975% 8/10/44 (c)(d)(f)		424,043	236,550
Class F, 4.5% 8/10/44 (c)(d)		733,782	66,040
Series 2012-GC6:
Class D, 5.6581% 1/10/45 (d)(f)		1,025,000	970,371
Class E, 5% 1/10/45 (d)(f)		620,000	489,456
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		244,543	105,972
Series 2012-GCJ7:
Class C, 5.6058% 5/10/45 (f)		562,000	580,138
Class D, 5.6058% 5/10/45 (d)(f)		449,000	417,912
Class F, 5% 5/10/45 (c)(d)		603,531	120,706
Series 2012-GCJ9:
Class D, 4.7379% 11/10/45 (d)(f)		1,059,000	1,040,101
Class E, 4.7379% 11/10/45 (d)(f)		510,000	430,226
Series 2013-GC10 Class D, 4.4017% 2/10/46 (d)(f)		334,000	311,716
Series 2013-GC12 Class D, 4.4516% 6/10/46 (d)(f)		138,482	127,676
Series 2013-GC13 Class D, 4.084% 7/10/46 (c)(d)(f)		1,048,000	538,010
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (f)		241,000	247,711
Class D, 5.3106% 11/10/46 (d)(f)		634,000	636,567
Class F, 3.5% 11/10/46 (d)		536,000	374,667
Series 2014-GC20 Class XA, 0.9952% 4/10/47 (f)(p)		39,497,939	929,983
Series 2015-GC34 Class XA, 1.2208% 10/10/48 (f)(p)		9,563,764	418,158
Series 2016-GS2:
Class B, 3.759% 5/10/49		483,000	518,584
Class C, 4.7085% 5/10/49 (f)		423,000	466,481
Class D, 2.753% 5/10/49 (d)		386,000	362,773
Series 2016-GS4 Class C, 3.8099% 11/10/49 (f)		264,000	254,631
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		950,000	924,855
Series 2018-GS9 Class D, 3% 3/10/51 (d)		476,000	423,527
Series 2019-GC38 Class D, 3% 2/10/52 (d)		543,000	511,904
Series 2019-GC39 Class D, 3% 5/10/52 (d)		672,000	624,481
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		525,000	485,504
Class DBF, 3.5497% 7/10/52 (d)(f)		619,000	571,435
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		727,000	659,447
Class E, 2.8% 9/1/52 (d)		609,000	548,449
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		651,000	685,357
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		395,000	349,802
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		525,000	475,022
Class SWD, 3.2185% 12/13/39 (d)(f)		399,000	374,511
Series 2020-GC47 Class D, 3.4553% 5/12/53 (d)(f)		189,000	186,140
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.797% 11/21/35 (d)(f)(h)		1,743,000	1,743,810
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		831,000	858,052
Class F, 4.1935% 11/5/38 (d)(f)		1,113,000	1,111,445
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		399,000	400,512
Class F, 6.1552% 11/5/35 (d)		846,000	852,336
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		365,348	370,461
Class F, 4.101% 9/17/39 (d)		91,566	94,006
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		483,000	495,725
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		378,000	359,334
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2509% 6/15/34 (d)(f)(h)		235,174	234,112
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9509% 6/15/34 (d)(f)(h)		107,729	107,222
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		592,000	584,259
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 6/15/32 (d)(f)(h)		366,400	366,616
Class E, 1 month U.S. LIBOR + 3.000% 3.101% 6/15/35 (d)(f)(h)		30,400	30,487
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.261% 7/15/36 (d)(f)(h)		567,000	560,718
Class F, 1 month U.S. LIBOR + 3.000% 3.101% 7/15/36 (d)(f)(h)		189,000	186,410
Series 2020-NNN Class FFL, 1 month U.S. LIBOR + 2.500% 2.6009% 1/16/37 (d)(f)(h)		196,350	195,418
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		401,000	405,448
Class FFX, 4.6254% 1/16/37 (d)		642,000	636,489
Class GFX, 4.6882% 1/16/37 (d)(f)		252,000	242,908
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7365% 4/15/47 (f)(p)		4,397,283	71,796
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		106,000	84,870
Series 2014-C26 Class D, 3.8791% 1/15/48 (d)(f)		416,000	411,606
Series 2015-C30 Class XA, 0.5037% 7/15/48 (f)(p)		25,488,552	463,351
Series 2015-C32 Class C, 4.6507% 11/15/48 (f)		1,368,000	1,163,456
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4189% 12/15/49 (d)(f)		696,000	598,472
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0727% 12/15/49 (f)		343,000	348,719
Class D, 3.0727% 12/15/49 (d)(f)		681,000	589,937
Series 2017-C7:
Class C, 4.1634% 10/15/50 (f)		198,000	213,693
Class D, 3% 10/15/50 (d)		331,000	300,173
Series 2018-C8 Class D, 3.2428% 6/15/51 (d)(f)		223,000	192,926
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		315,000	284,735
Class E, 2.5% 11/13/52 (d)		609,000	534,773
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		399,000	330,417
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.5227% 2/15/46 (d)(f)		637,000	264,748
Class G, 4.409% 2/15/46 (c)(d)(f)		202,000	33,558
Class H, 4.409% 2/15/46 (c)(d)(f)		453,000	21,688
Series 2011-C4:
Class D, 5.5221% 7/15/46 (d)(f)		1,134,000	1,130,559
Class E, 5.5221% 7/15/46 (d)(f)		798,000	795,050
Class H, 3.873% 7/15/46 (d)		428,000	425,389
Class NR, 3.873% 7/15/46 (d)		231,000	226,588
Series 2011-C5:
Class B. 5.4224% 8/15/46 (d)(f)		414,000	415,918
Class C, 5.4224% 8/15/46 (d)(f)		236,000	235,988
Series 2012-CBX:
Class C, 5.0664% 6/15/45 (f)		91,000	82,513
Class D, 5.0664% 6/15/45 (d)(f)		481,000	397,265
Class E, 5.0664% 6/15/45 (d)(f)		625,000	290,392
Class F, 4% 6/15/45 (c)(d)		615,000	181,552
Class G 4% 6/15/45 (c)(d)		674,000	133,391
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		584,000	555,753
Class D, 4.1667% 4/15/46 (f)		907,000	683,179
Class F, 3.25% 4/15/46 (c)(d)(f)		1,014,000	484,033
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)		516,000	77,893
Class E, 3.8046% 6/10/27 (d)(f)		830,000	46,561
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		409,000	410,970
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		4,763,000	5,031,975
Class CFX, 4.9498% 7/5/33 (d)		1,323,000	1,395,312
Class DFX, 5.3503% 7/5/33 (d)		2,354,000	2,477,334
Class EFX, 5.5422% 7/5/33 (d)		2,783,000	2,867,581
Class XAFX, 1.116% 7/5/33 (d)(f)(p)		19,961,000	425,740
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		588,000	583,619
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.101% 5/15/36 (d)(f)(h)		924,000	890,547
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		213,000	227,991
Class E, 4.6485% 2/10/36 (d)(f)		523,000	549,153
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (d)(f)(h)		13,756,000	13,764,633
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (d)(f)(h)		3,320,000	3,324,135
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (d)(f)(h)		2,089,000	2,091,617
Class D, 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (d)(f)(h)		2,905,000	2,914,095
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (d)(f)(h)		2,538,000	2,544,357
Class G, 1 month U.S. LIBOR + 2.950% 3.051% 3/15/38 (d)(f)(h)		3,743,000	3,752,372
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		455,000	412,174
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.201% 8/15/37 (d)(f)(h)		707,000	712,316
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		399,000	395,750
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.3018% 4/15/38 (d)(f)(h)		2,520,000	2,524,041
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.051% 5/15/23 (d)(f)(h)		441,000	441,276
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		263,000	248,844
Class E, 3.4767% 2/10/42 (d)(f)		194,000	175,071
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	369,787
Series 2012-C5 Class E, 4.6629% 8/15/45 (d)(f)		159,000	161,381
Series 2012-C6 Class D, 4.6051% 11/15/45 (d)(f)		811,000	806,080
Series 2012-C6, Class F, 4.6051% 11/15/45 (c)(d)(f)		378,000	271,812
Series 2013-C12 Class D, 4.7626% 10/15/46 (d)(f)		713,000	584,534
Series 2013-C13:
Class D, 4.8977% 11/15/46 (d)(f)		970,000	911,309
Class E, 4.8977% 11/15/46 (d)(f)		435,919	353,805
Series 2013-C7 Class C, 4.1193% 2/15/46 (f)		175,000	174,886
Series 2013-C8 Class D, 4.0556% 12/15/48 (d)(f)		273,000	273,753
Series 2013-C9:
Class C, 4.023% 5/15/46 (f)		502,000	513,670
Class D, 4.111% 5/15/46 (d)(f)		938,000	848,752
Class E, 4.111% 5/15/46 (d)(f)		402,000	339,608
Series 2014-C17 Class XA, 1.0717% 8/15/47 (f)(p)		40,455,013	910,355
Series 2015-C25 Class XA, 1.0522% 10/15/48 (f)(p)		15,446,630	566,292
Series 2016-C30:
Class C, 4.1152% 9/15/49 (f)		151,000	149,416
Class D, 3% 9/15/49 (d)		138,000	101,098
Series 2016-C31 Class C, 4.2896% 11/15/49 (f)		343,000	354,990
Series 2016-C32 Class C, 4.3183% 12/15/49 (f)		236,000	230,814
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		520,000	491,262
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		3,489,000	3,490,373
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(f)(h)		5,100,000	5,144,181
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		16,898,000	17,788,498
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		5,698	5,767
Series 2011-C2:
Class D, 5.3125% 6/15/44 (d)(f)		977,000	883,075
Class F, 5.3125% 6/15/44 (c)(d)(f)		407,000	240,578
Class XB, 0.2689% 6/15/44 (d)(f)(p)		2,857,384	17,571
Series 2011-C3:
Class AJ, 5.2155% 7/15/49 (d)(f)		2,842,005	2,850,427
Class C, 5.2155% 7/15/49 (d)(f)		480,000	475,870
Class D, 5.2155% 7/15/49 (d)(f)		1,176,000	1,138,633
Class E, 5.2155% 7/15/49 (c)(d)(f)		666,000	542,288
Class F, 5.2155% 7/15/49 (c)(d)(f)		182,000	115,558
Class G, 5.2155% 7/15/49 (c)(d)(f)		616,400	225,943
Series 2012-C4 Class D, 5.4182% 3/15/45 (d)(f)		231,000	204,561
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		238,000	248,911
Class F, 4.295% 9/9/32 (d)(f)		401,000	385,687
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		266,000	258,594
Class D, 4.0312% 5/15/48 (d)(f)		751,000	675,865
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		298,000	172,057
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		798,000	667,939
Class D, 3.9004% 11/15/49 (f)		343,000	350,842
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.701% 11/15/34 (d)(f)(h)		462,000	461,633
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,474,331
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		730,000	665,753
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		2,441,000	2,512,308
Class C, 3.1771% 11/10/36 (d)(f)		2,343,000	2,365,132
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		252,000	217,495
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		420,000	387,453
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.351% 8/15/34 (d)(f)(h)		1,955,565	1,965,666
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		2,730,000	2,622,754
Class J, 4.25% 12/15/36 (d)		1,877,000	1,820,496
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.251% 10/15/37 (d)(f)(h)		387,000	387,239
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.151% 10/15/37 (d)(f)(h)		485,000	485,299
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		170,000	131,872
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1509% 12/15/33 (d)(f)(h)		415,000	405,470
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		170,000	167,310
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1009% 11/15/34 (d)(f)(h)		138,000	136,633
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		231,000	221,998
Class F, 4.1346% 5/15/39 (d)(f)		768,000	681,314
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		588,000	580,000
Class F, 4.2988% 10/15/36 (d)		872,000	835,436
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		399,000	409,693
Class AMZ3, 3.5% 1/15/37 (d)(f)		189,000	190,824
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.101% 12/15/35 (d)(f)(h)		775,000	760,132
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (d)(f)(h)		7,305,373	7,305,370
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		315,000	323,256
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		120,469	138,430
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (d)(f)(h)		9,278,974	9,255,517
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		747,000	690,447
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		716,000	683,848
Class G, 3.7276% 3/15/37 (d)(f)		198,000	178,080
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5148% 8/15/39 (f)		603,000	583,325
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 3.9% 6/15/26 (d)(f)(h)		252,000	252,000
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5686% 5/10/45 (d)(f)		537,000	489,712
Class E, 5% 5/10/45 (c)(d)(f)		325,000	203,209
Class F, 5% 5/10/45 (c)(d)(f)		418,000	61,188
Series 2017-C7 Class XA, 1.0259% 12/15/50 (f)(p)		29,819,614	1,499,056
Series 2018-C8 Class C, 4.7013% 2/15/51 (f)		189,000	210,952
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		201,000	122,115
Series 2012-WRM Class E, 4.238% 6/10/30 (c)(d)(f)		478,000	203,352
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0544% 1/10/45 (d)(f)		168,000	166,834
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.101% 7/15/39 (d)(f)(h)		168,000	168,466
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.001% 7/15/39 (d)(f)(h)		651,000	652,844
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		12,891,000	12,743,558
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		800,000	799,882
Class X, 0.4294% 10/10/42 (d)(f)(p)		19,300,000	685,191
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		471,000	484,218
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8109% 1/15/35 (d)(f)(h)		252,000	248,844
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (d)(f)(h)		8,949,000	8,966,010
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.601% 2/15/40 (d)(f)(h)		197,258	198,989
Class E, 1 month U.S. LIBOR + 3.650% 3.751% 2/15/40 (d)(f)(h)		140,898	142,135
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		581,000	527,420
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		207,000	214,966
Class D, 4.7577% 10/15/45 (d)(f)		1,280,000	1,307,379
Class E, 4.7577% 10/15/45 (d)(f)		486,918	477,490
Class F, 4.7577% 10/15/45 (d)(f)		147,000	119,151
Series 2015-C31 Class XA, 0.9716% 11/15/48 (f)(p)		12,331,407	443,871
Series 2015-NXS4 Class D, 3.6987% 12/15/48 (f)		483,000	481,938
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	245,885
Class D, 3% 8/15/49 (d)		266,000	180,285
Series 2016-C34 Class XA, 2.1174% 6/15/49 (f)(p)		11,516,403	779,771
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		679,000	565,514
Series 2016-LC25 Class C, 4.4156% 12/15/59 (f)		328,000	351,812
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		733,000	613,510
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		326,000	310,156
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	237,025
Series 2018-C46 Class XA, 0.9374% 8/15/51 (f)(p)		31,763,843	1,453,602
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,896,145
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		203,000	16,717
Series 2011-C3:
Class D, 5.5978% 3/15/44 (d)(f)		922,660	451,273
Class E, 5% 3/15/44 (d)		409,000	38,211
Class F, 5% 3/15/44 (c)(d)		418,000	8,360
Series 2011-C4:
Class D, 5.1338% 6/15/44 (d)(f)		258,000	231,191
Class E, 5.1338% 6/15/44 (c)(d)(f)		183,000	111,838
Series 2011-C5:
Class C, 5.7086% 11/15/44 (d)(f)		100,000	100,557
Class D, 5.7086% 11/15/44 (d)(f)		823,000	819,353
Class E, 5.7086% 11/15/44 (d)(f)		1,053,000	1,035,731
Class F, 5.25% 11/15/44 (d)(f)		733,000	650,001
Class G, 5.25% 11/15/44 (d)(f)		205,000	174,851
Class XA, 1.6334% 11/15/44 (d)(f)(p)		942,879	138
Series 2012-C6 Class D, 5.614% 4/15/45 (d)(f)		381,000	387,756
Series 2012-C7:
Class C, 4.8034% 6/15/45 (f)		677,000	503,103
Class E, 4.8034% 6/15/45 (c)(d)(f)		481,000	72,174
Class F, 4.5% 6/15/45 (c)(d)		230,566	11,529
Class G, 4.5% 6/15/45 (c)(d)		678,513	68
Series 2012-C8:
Class D, 4.8839% 8/15/45 (d)(f)		293,000	287,989
Class E, 4.8839% 8/15/45 (d)(f)		201,000	162,090
Series 2013-C11:
Class D, 4.2416% 3/15/45 (d)(f)		443,749	435,990
Class E, 4.2416% 3/15/45 (d)(f)		976,128	829,120
Series 2013-C13 Class D, 4.1387% 5/15/45 (d)(f)		321,000	316,932
Series 2013-C16 Class D, 5.0048% 9/15/46 (d)(f)		115,000	106,096
Series 2013-UBS1 Class D, 5.0396% 3/15/46 (d)(f)		455,375	443,069
Series 2014-C21 Class XA, 1.029% 8/15/47 (f)(p)		29,730,068	771,361
Series 2014-C24 Class XA, 0.8528% 11/15/47 (f)(p)		10,466,092	264,497
Series 2014-LC14 Class XA, 1.258% 3/15/47 (f)(p)		16,704,744	467,076
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		198,000	189,946
Class F, 3.5955% 11/10/36 (d)(f)		1,082,000	962,594
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		289,000	251,202
Class PR2, 3.516% 6/5/35 (d)(f)		755,000	595,673
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $694,071,272)			683,988,952

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		10,015,000	15,572,719
7.35% 11/1/39		960,000	1,501,710
7.55% 4/1/39		6,805,000	11,266,479
Series 2010, 7.625% 3/1/40		3,670,000	6,023,510
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		5,065,000	6,814,868
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		6,236,455	6,452,599
5.1% 6/1/33		22,880,000	26,283,121
Series 2010-1, 6.63% 2/1/35		4,335,000	5,283,419
Series 2010-3:
6.725% 4/1/35		6,465,000	7,932,860
7.35% 7/1/35		2,965,000	3,752,159
Series 2010-5, 6.2% 7/1/21		592,000	594,204
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	19,033,332
TOTAL MUNICIPAL SECURITIES
(Cost $96,779,180)			110,510,980

Foreign Government and Government Agency Obligations - 2.0%
Angola Republic:
8.25% 5/9/28 (d)		$395,000	$409,269
9.375% 5/8/48 (d)		125,000	129,359
9.5% 11/12/25 (d)		1,540,000	1,691,883
Arab Republic of Egypt:
3.875% 2/16/26 (d)		895,000	886,889
6.125% 1/31/22 (d)		1,003,000	1,029,830
7.0529% 1/15/32 (d)		210,000	218,768
7.5% 1/31/27 (d)		3,773,000	4,291,316
7.6003% 3/1/29 (d)		780,000	868,140
7.903% 2/21/48 (d)		534,000	540,108
8.5% 1/31/47 (d)		904,000	958,692
8.7002% 3/1/49 (d)		470,000	505,338
Argentine Republic:
0.125% 7/9/30 (g)		9,215,675	3,391,368
0.125% 7/9/35 (g)		3,788,814	1,246,283
0.125% 1/9/38 (g)		1,219,773	480,896
1% 7/9/29		1,021,922	396,506
Barbados Government 6.5% 10/1/29 (d)		1,250,000	1,260,000
Belarus Republic 6.875% 2/28/23 (d)		580,000	578,659
Bermuda Government:
2.375% 8/20/30 (d)		80,000	78,965
3.375% 8/20/50 (d)		230,000	225,328
3.717% 1/25/27 (d)		935,000	1,021,663
4.75% 2/15/29 (d)		520,000	602,323
Brazilian Federative Republic:
2.875% 6/6/25		1,700,000	1,749,300
3.875% 6/12/30		1,155,000	1,166,406
7.125% 1/20/37		535,000	678,882
8.25% 1/20/34		1,801,000	2,484,592
Cameroon Republic 9.5% 11/19/25 (d)		1,963,000	2,242,482
Chilean Republic 3.86% 6/21/47		290,000	309,901
Colombian Republic:
3% 1/30/30		725,000	699,534
3.125% 4/15/31		785,000	754,483
3.25% 4/22/32		870,000	837,375
4.125% 5/15/51		325,000	297,131
5% 6/15/45		1,360,000	1,401,480
6.125% 1/18/41		60,000	69,649
7.375% 9/18/37		205,000	264,937
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	225,870
6.125% 2/19/31 (d)		300,000	319,650
7% 4/4/44 (d)		75,000	78,295
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		225,000	150,652
7.85% 3/14/29 (d)		605,000	405,085
Dominican Republic:
4.875% 9/23/32 (d)		1,110,000	1,138,791
5.875% 1/30/60 (d)		570,000	560,738
5.95% 1/25/27 (d)		664,000	749,283
6% 7/19/28 (d)		549,000	624,316
6.4% 6/5/49 (d)		230,000	246,359
6.5% 2/15/48 (Reg. S)		300,000	326,963
6.85% 1/27/45 (d)		592,000	669,626
6.875% 1/29/26 (d)		988,000	1,148,735
7.45% 4/30/44 (d)		401,000	482,278
Ecuador Republic:
0.5% 7/31/30 (d)(g)		1,060,000	916,900
0.5% 7/31/35 (d)(g)		840,000	586,950
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	102,769
7.1246% 1/20/50 (d)		310,000	291,788
7.625% 2/1/41 (d)		120,000	117,900
7.75% 1/24/23 (d)		970,000	988,188
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	791,742
2.5% 4/16/25 (d)		730,000	773,572
3.125% 4/16/30 (d)		11,530,000	12,510,050
3.125% 9/30/49 (d)		1,335,000	1,319,814
3.875% 4/16/50 (d)		9,890,000	11,106,470
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	184,250
Gabonese Republic 6.375% 12/12/24 (d)		760,000	802,418
Georgia Republic 2.75% 4/22/26 (d)		690,000	694,959
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	1,000,000	1,241,256
0% 5/15/35 (Reg. S)	EUR	18,200,000	21,997,307
Ghana Republic:
7.75% 4/7/29 (d)		810,000	837,338
8.125% 1/18/26 (d)		315,000	338,783
10.75% 10/14/30 (d)		525,000	665,700
Guatemalan Republic:
4.9% 6/1/30 (d)		60,000	67,099
5.375% 4/24/32 (d)		490,000	560,223
6.125% 6/1/50 (d)		335,000	402,272
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	5,143,457
3.85% 10/15/30		24,460,000	27,139,899
4.1% 4/24/28		960,000	1,077,480
4.2% 10/15/50		24,000,000	26,607,000
4.35% 1/11/48		655,000	722,465
5.125% 1/15/45 (d)		1,145,000	1,377,077
5.25% 1/17/42 (d)		485,000	590,427
5.95% 1/8/46 (d)		560,000	750,855
6.75% 1/15/44 (d)		380,000	547,153
7.75% 1/17/38 (d)		1,017,000	1,511,071
8.5% 10/12/35 (d)		1,510,000	2,385,139
Islamic Republic of Pakistan:
6% 4/8/26 (d)		800,000	819,000
6.875% 12/5/27 (d)		335,000	350,138
8.25% 4/15/24 (d)		339,000	369,785
Israeli State 3.375% 1/15/50		865,000	897,882
Ivory Coast:
6.125% 6/15/33 (d)		1,065,000	1,133,093
6.375% 3/3/28 (d)		1,265,000	1,406,759
Jamaican Government:
6.75% 4/28/28		275,000	325,497
7.875% 7/28/45		250,000	346,172
Japan Government 2% 6/21/21	JPY	691,650,000	6,304,352
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	859,828
7.375% 10/10/47 (d)		155,000	163,651
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		990,000	947,616
2.9% 10/22/25 (d)		7,960,000	8,478,893
3.25% 10/22/30 (d)		5,890,000	6,300,459
3.625% 3/4/28 (d)		425,000	469,173
3.75% 1/21/55 (d)		370,000	377,469
4% 4/17/25 (d)		510,000	563,805
4.5% 10/26/46 (d)		175,000	200,156
4.5% 4/22/60 (d)		4,300,000	5,006,275
4.625% 10/4/47 (d)		425,000	494,594
Korean Republic 1% 9/16/30		855,000	797,955
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	144,899
6.375% 12/31/49 (e)		977,000	126,888
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		800,000	891,200
4.375% 3/21/29(Reg. S)		800,000	897,750
5.1% 3/28/35 (d)		1,800,000	2,129,963
5.1% 3/28/35(Reg. S)		1,000,000	1,183,313
5.25% 6/23/47 (d)		800,000	994,400
5.25% 6/23/47(Reg. S)		200,000	248,600
5.625% 4/4/42 (d)		400,000	506,450
5.875% 9/16/43 (d)		400,000	525,575
Mongolia Government 5.125% 4/7/26 (d)		600,000	640,500
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,280,000	1,249,200
3% 12/15/32 (d)		200,000	191,938
4% 12/15/50 (d)		200,000	182,250
5.5% 12/11/42 (d)		100,000	112,206
Panamanian Republic:
2.252% 9/29/32		460,000	441,830
3.87% 7/23/60		340,000	339,426
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	589,862
Peruvian Republic:
2.783% 1/23/31		2,735,000	2,738,077
3.3% 3/11/41		375,000	362,438
3.55% 3/10/51		255,000	249,518
7.35% 7/21/25		255,000	313,060
Province of Santa Fe 7% 3/23/23 (d)		1,251,000	1,030,120
Provincia de Cordoba:
3% 12/10/25 (d)(g)		1,970,009	1,386,148
3% 6/1/27 (d)(g)		640,167	377,418
Republic of Armenia 7.15% 3/26/25 (d)		25,000	28,083
Republic of Honduras 5.625% 6/24/30 (d)		265,000	278,134
Republic of Iraq 5.8% 1/15/28 (Reg. S)		694,750	668,176
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	865,946
7% 5/22/27 (d)		680,000	748,340
Republic of Nigeria:
6.375% 7/12/23 (d)		235,000	252,082
6.5% 11/28/27 (d)		330,000	350,996
7.143% 2/23/30 (d)		670,000	713,257
7.625% 11/21/25 (d)		2,670,000	3,034,288
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	308,560
4.95% 4/28/31 (d)		825,000	935,498
5.4% 3/30/50 (d)		560,000	637,280
Republic of Serbia 2.125% 12/1/30 (d)		660,000	615,780
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	391,050
4.75% 2/20/24 (d)		315,000	335,849
Romanian Republic:
3% 2/14/31 (d)		922,000	946,664
4% 2/14/51 (d)		335,000	342,600
4.375% 8/22/23 (d)		300,000	324,150
Rwanda Republic 6.625% 5/2/23 (d)		1,417,000	1,500,072
State of Qatar:
3.4% 4/16/25 (d)		5,705,000	6,226,651
3.75% 4/16/30 (d)		18,861,000	21,393,089
4% 3/14/29 (d)		775,000	891,250
4.4% 4/16/50 (d)		16,490,000	19,581,875
4.817% 3/14/49 (d)		975,000	1,227,464
5.103% 4/23/48 (d)		670,000	869,660
9.75% 6/15/30 (d)		413,000	659,716
Sultanate of Oman:
3.875% 3/8/22 (d)		720,000	730,710
4.125% 1/17/23 (d)		450,000	463,163
4.875% 2/1/25 (d)		265,000	276,975
6% 8/1/29 (d)		720,000	759,735
6.25% 1/25/31 (d)		200,000	211,500
6.75% 1/17/48 (d)		1,081,000	1,053,164
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		495,000	498,960
Turkish Republic:
3.25% 3/23/23		3,670,000	3,638,576
4.25% 3/13/25		1,260,000	1,222,436
4.25% 4/14/26		655,000	622,782
4.75% 1/26/26		1,090,000	1,061,388
4.875% 10/9/26		995,000	965,026
4.875% 4/16/43		1,000,000	779,875
5.125% 3/25/22		2,440,000	2,492,308
5.125% 2/17/28		755,000	723,290
5.75% 3/22/24		380,000	391,590
5.75% 5/11/47		942,000	784,980
6% 1/14/41		240,000	212,145
6.25% 9/26/22		1,915,000	1,991,600
6.35% 8/10/24		435,000	453,161
6.375% 10/14/25		1,045,000	1,085,037
Ukraine Government:
6.876% 5/21/29 (d)		245,000	255,535
7.253% 3/15/33 (d)		845,000	887,408
7.375% 9/25/32 (d)		420,000	445,673
7.75% 9/1/21 (d)		4,924,000	4,979,087
7.75% 9/1/22 (d)		655,000	689,510
7.75% 9/1/23 (d)		1,525,000	1,648,048
7.75% 9/1/24 (d)		1,565,000	1,721,304
7.75% 9/1/26 (d)		320,000	356,560
7.75% 9/1/27 (d)		170,000	188,891
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	800,000	948,560
1.25% 10/22/41 (Reg. S) (k)	GBP	1,260,000	1,778,600
1.75% 9/7/37 (Reg. S)	GBP	921,009	1,415,404
1.75% 1/22/49(Reg. S) (k)	GBP	1,060,000	1,662,016
3.25% 1/22/44	GBP	190,000	373,636
4.25% 3/7/36 (Reg. S)	GBP	30,000	60,823
4.25% 12/7/46	GBP	50,000	116,372
4.25% 12/7/49 (Reg. S) (k)	GBP	385,283	932,971
United Mexican States:
2.659% 5/24/31		665,000	647,253
3.25% 4/16/30		895,000	923,976
3.75% 1/11/28		820,000	896,516
3.9% 4/27/25		350,000	389,988
4.5% 4/22/29		485,000	547,686
5.75% 10/12/2110		1,220,000	1,427,248
6.05% 1/11/40		980,000	1,219,978
Uruguay Republic 5.1% 6/18/50		980,000	1,237,434
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	454,900
11.95% 8/5/31 (Reg. S) (e)		938,300	95,003
12.75% 8/23/22 (e)		199,600	19,960
Vietnamese Socialist Republic 5.5% 3/12/28		2,119,900	2,128,247
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $320,493,708)			333,503,226

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,277,790)		15,300,000	15,787,816
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)		149,986	115,185
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)		40,185	723,330
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)		295	0

TOTAL CONSUMER DISCRETIONARY			723,330

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (t)		55,600	3,948
Jonah Energy Parent LLC (c)		36,493	547,395
			551,343
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (t)		196,532	5,701,393
California Resources Corp. warrants 10/27/24 (t)		3,601	21,714
Chesapeake Energy Corp.		71,152	3,756,826
Chesapeake Energy Corp. (b)		351	17,606
Denbury, Inc. (t)		15,462	1,036,263
EP Energy Corp. (c)		3,729	196,406
Mesquite Energy, Inc. (c)		66,231	1,056,390
			11,786,598

TOTAL ENERGY			12,337,941

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,205	85,883
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		42,873	952,638
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)		2,081	6,867
			959,505
TOTAL COMMON STOCKS
(Cost $10,613,078)			14,221,844

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	315,175
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,980	289,060
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		37,320	946,808
Capstead Mortgage Corp. Series E, 7.50%		18,900	478,737
Dynex Capital, Inc. Series C 6.90% (f)		11,400	287,964
MFA Financial, Inc. Series B, 7.50%		13,700	349,761
			2,063,270
TOTAL FINANCIALS			2,352,330
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	373,996
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	24,111
Series C, 6.50%		14,300	359,359
Colony Capital, Inc.:
Series H, 7.125%		16,500	411,015
Series I, 7.15%		17,100	426,645
DiamondRock Hospitality Co. 8.25%		7,100	206,255
iStar Financial, Inc. Series G, 7.65%		20,500	522,894
National Storage Affiliates Trust Series A, 6.00%		6,925	185,382
PS Business Parks, Inc. Series W, 5.20%		8,025	208,249
Public Storage Series F, 5.15%		21,800	579,880
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	436,260
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	276,930
UMH Properties, Inc. Series C, 6.75%		8,625	223,129
			4,234,105

TOTAL NONCONVERTIBLE PREFERRED STOCKS			6,586,435

TOTAL PREFERRED STOCKS
(Cost $6,311,947)			6,901,610
		Principal Amount(a)	Value

Bank Loan Obligations - 6.0%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (f)(h)(u)		4,437,001	4,366,275
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (f)(h)(u)		2,781,704	2,763,456
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (f)(h)(u)		1,905,650	1,902,315
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(h)(u)		1,238,775	1,240,014
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(u)		2,509,650	2,510,905
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(h)(u)		888,936	889,096
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(h)(u)		4,040,000	4,032,930
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/14/28 (h)(u)(v)		485,000	484,151
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (f)(h)(u)		1,282,050	1,284,858
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/1/27 (f)(h)(u)		1,975,108	1,952,058
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 3/15/27 (f)(h)(u)		688,033	681,414
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(u)		3,125,222	2,849,171
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(h)(u)		2,059,000	1,745,003
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(h)(u)		1,746,775	1,750,059
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 3/9/27 (f)(h)(u)		6,836,809	6,782,320
			35,234,025
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (f)(h)(u)		5,048,326	5,035,705
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(h)(u)		3,032,592	2,628,499
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(h)(u)		493,737	422,610
15.25% 5/23/24 (u)		481,520	604,909
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 3/11/28 (f)(h)(u)		2,360,000	2,349,805
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6584% 1/23/25 (f)(h)(u)		861,760	833,218
			11,874,746
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (f)(h)(u)		2,882,775	2,901,830
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9525% 1/31/26 (f)(h)(u)		1,431,904	1,409,237
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 8/15/25 (f)(h)(u)		4,273,483	4,266,817
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (f)(h)(u)		2,695,775	2,692,783
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 2/1/27 (f)(h)(u)		9,237,275	9,183,884
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 1/31/28 (f)(h)(u)		4,180,000	4,118,805
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5982% 4/15/27 (f)(h)(u)		2,592,188	2,574,690
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 1/15/26 (f)(h)(u)		1,430,448	1,413,640
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (f)(h)(u)		4,659,050	3,335,600
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(h)(u)		1,365,100	1,365,482
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 11/17/24 (f)(h)(u)		923,271	911,730
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 5/1/26 (f)(h)(u)		780,125	771,512
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.5951% 1/30/27 (f)(h)(u)		750,000	737,813
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8509% 9/25/28 (f)(h)(u)		950,000	950,238
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 7/17/25 (f)(h)(u)		2,731,858	2,698,393
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6101% 9/19/26 (f)(h)(u)		3,828,371	3,815,087
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.0951% 10/4/23 (f)(h)(u)		701,373	700,791
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 10/17/26 (f)(h)(u)		1,179,512	1,179,264
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1084% 8/31/25 (f)(h)(u)		235,231	235,021
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (f)(h)(u)		1,305,125	1,291,265
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (f)(h)(u)		1,759,726	1,760,096
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/6/28 (h)(u)(v)		2,810,000	2,793,618
3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (f)(h)(u)		1,347,459	1,350,639
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6009% 1/31/28 (f)(h)(u)		2,000,000	1,987,500
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(h)(u)		5,874,556	5,856,227
			60,301,962
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(h)(u)		858,219	859,652
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(h)(u)		11,710,000	11,882,371
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(h)(u)		1,590,000	1,616,696
Tranche B-5, term loan 8.625% 1/2/24 (u)		1,718,000	1,745,608
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(u)		6,112,766	6,143,330
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/11/25 (f)(h)(u)		1,102,654	1,094,847
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 6/10/27 (f)(h)(u)		520,700	521,351
			23,863,855

TOTAL COMMUNICATION SERVICES			131,274,588

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/30/26 (f)(h)(u)		2,111,589	2,100,377
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (f)(h)(u)		1,930,163	1,930,163
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(u)		857,850	839,621
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (f)(h)(u)		1,570,000	1,570,000
			6,440,161
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 5/23/27 (f)(h)(u)		693,245	684,968
CWGS Group LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5/25/28 (h)(u)(v)		2,480,000	2,459,862
3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (f)(h)(u)		755,706	750,272
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (f)(h)(u)		435,431	435,758
			4,330,860
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 6/11/26 (f)(h)(u)		1,516,459	1,511,727
Protective Industrial Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/20/28 (f)(h)(u)		665,000	663,338
			2,175,065
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (h)(u)(v)		2,320,000	2,302,113
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/26/26 (f)(h)(u)		740,625	738,077
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(h)(u)		3,380,753	3,396,811
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(u)		363,000	348,868
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(h)(u)		2,641,887	2,600,620
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(h)(u)		1,030,344	1,012,683
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(h)(u)		1,121,525	1,124,329
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(h)(u)		1,000,000	992,500
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(u)		1,279,648	1,287,108
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(h)(u)		6,620,000	6,607,621
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 7/30/25 (f)(h)(u)		607,438	586,178
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(h)(u)		1,180,000	1,153,450
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (f)(h)(u)		1,735,000	1,737,897
			23,888,255
Hotels, Restaurants & Leisure - 0.7%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (f)(h)(u)		572,125	571,650
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 2/1/26 (f)(h)(u)		1,119,600	1,089,517
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8633% 7/31/24 (f)(h)(u)		1,199,018	1,178,251
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (f)(h)(u)		1,364,732	1,367,298
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/11/25 (f)(h)(u)		1,946,000	1,920,624
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 1/15/27 (f)(h)(u)		1,395,900	1,375,548
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(h)(u)		501,213	501,839
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9382% 10/19/24 (f)(h)(u)		2,225,169	2,210,149
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(h)(u)		1,300,175	1,378,186
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3118% 9/15/23 (f)(h)(u)		1,403,859	1,401,290
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 11/19/26 (f)(h)(u)		1,728,125	1,700,579
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 12/22/24 (f)(h)(u)		9,842,409	9,759,831
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 7/20/25 (f)(h)(u)		6,487,400	6,504,851
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (f)(h)(u)		1,369,650	1,374,211
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(h)(u)		916,655	917,342
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1% 3/17/28 (f)(h)(u)		1,000,000	991,250
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (f)(h)(u)		1,960,868	1,945,240
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(h)(u)		4,490,000	4,458,435
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (f)(h)(u)		1,061,638	1,057,328
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(h)(u)		455,000	406,820
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(h)(u)		1,993,618	1,899,539
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 11/30/23 (f)(h)(u)		3,590,387	3,581,913
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(h)(u)		10,104,284	10,028,502
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(h)(u)		14,208,865	14,089,937
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (f)(h)(u)		741,275	748,688
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (h)(u)(v)		3,860,000	3,864,825
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8416% 6/21/26 (f)(h)(u)		1,646,634	1,631,781
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(h)(u)		955,000	957,388
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8475% 3/15/28 (f)(h)(u)		816,478	816,821
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (f)(h)(u)		2,852,850	2,859,526
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/12/28 (h)(u)(v)		1,900,000	1,901,786
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 8/31/25 (f)(h)(u)		1,050,985	1,033,907
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 5/29/26 (f)(h)(u)		1,568,990	1,560,957
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(h)(u)		773,144	771,505
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3425% 3/1/26 (f)(h)(u)		1,857,298	1,815,509
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(h)(u)		164,729	157,634
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.699% 5/10/26 (f)(h)(u)		455,529	450,973
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1% 5/11/24 (f)(h)(u)		312,487	308,737
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 8/14/24 (f)(h)(u)		2,187,970	2,165,172
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 7/6/24 (f)(h)(u)		1,970,687	1,968,224
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (f)(h)(u)		2,968,079	2,977,369
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(h)(u)		4,274,730	4,228,948
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5/29/26 (h)(u)(v)		558,249	494,749
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (f)(h)(u)		1,601,119	1,418,991
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (f)(h)(u)		1,630,071	1,666,145
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (f)(h)(u)		1,563,925	1,517,790
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7025% 12/30/27 (c)(f)(h)(u)		300,000	270,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(h)(u)		442,775	444,989
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8509% 8/2/26 (f)(h)(u)		2,485,346	2,473,193
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 5/30/25 (f)(h)(u)		1,398,150	1,386,573
			111,602,310
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (f)(h)(u)		971,432	972,239
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (f)(h)(u)		1,500,000	1,492,500
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (f)(h)(u)		989,625	1,001,995
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(h)(u)		1,416,450	1,418,221
			4,884,955
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(h)(u)		24,907,575	25,075,701
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 1/29/27 (f)(h)(u)		371,250	369,394
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(h)(u)		1,750,000	1,752,188
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (f)(h)(u)		3,980,000	3,985,811
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 11/8/24 (f)(h)(u)		3,451,633	3,417,566
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5942% 12/17/26 (f)(h)(u)		6,372,319	6,340,457
			40,941,117
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5925% 1/4/26 (f)(h)(u)		738,588	742,096
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5/14/28 (h)(u)(v)		1,360,000	1,358,871
Rising Tide Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/1/28 (h)(u)(v)		1,250,000	1,240,625
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 12/21/25 (f)(h)(u)		980,000	957,538
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (f)(h)(u)		1,970,000	1,971,635
			6,270,765
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(h)(u)		2,155,000	2,155,000
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 11/6/27 (h)(u)(v)		1,593,750	1,596,433
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 4/8/28 (f)(h)(u)		710,000	710,667
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(h)(u)		1,000,000	997,810
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (f)(h)(u)		728,755	732,705
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (h)(u)(v)		861,818	860,026
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(h)(u)		3,878,182	3,870,115
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(h)(u)		2,865,000	2,870,673
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (f)(h)(u)		1,525,000	1,525,961
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(h)(u)		1,125,000	1,124,201
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (f)(h)(u)		1,420,000	1,427,696
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (f)(h)(u)		726,461	708,503
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (f)(h)(u)		132,734	130,435
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (f)(h)(u)		1,465,000	1,461,338
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(h)(u)		1,135,000	1,135,477
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(h)(u)		295,000	296,844
			19,448,884
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(h)(u)		827,925	830,343
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (f)(h)(u)		1,344,838	1,351,562
			2,181,905

TOTAL CONSUMER DISCRETIONARY			224,319,277

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (f)(h)(u)		573,563	574,136
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(h)(u)		2,390,000	2,387,013
			2,961,149
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8425% 10/1/26 (f)(h)(u)		98,000	97,020
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 10/1/25 (f)(h)(u)		282,498	281,893
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0938% 2/3/24 (f)(h)(u)		1,798,692	1,798,872
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (f)(h)(u)		2,168,497	2,145,728
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 1/29/27 (f)(h)(u)		1,697,175	1,673,211
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 10/22/25 (f)(h)(u)		381,552	380,957
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(h)(u)		2,661,955	2,535,512
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8425% 6/20/25 (f)(h)(u)		1,477,976	1,478,907
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/23/27 (h)(u)(v)		2,227,344	2,228,190
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1132% 9/13/26 (f)(h)(u)		1,723,750	1,695,256
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 6/27/23 (f)(h)(u)		1,009,055	999,510
			15,315,056
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (f)(h)(u)		847,369	850,191
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(h)(u)		2,070,214	2,083,898
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(h)(u)		2,308,400	2,314,748
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 5/1/26 (f)(h)(u)		4,269,003	4,256,410
			9,505,247
Household Products - 0.0%
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(u)		1,241,888	1,239,950
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(h)(u)		2,225,975	2,206,498
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(h)(u)		945,000	943,819
			4,390,267
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/17/28 (h)(u)(v)		1,990,000	1,997,463
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 12/21/25 (f)(h)(u)		500,000	495,315
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1009% 6/15/25 (f)(h)(u)		802,666	638,119
			3,130,897

TOTAL CONSUMER STAPLES			35,302,616

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8632% 11/3/25 (f)(h)(u)		1,247,680	1,222,103
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0965% 5/21/25 (f)(h)(u)		1,101,384	1,071,691
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(h)(u)		1,130,938	1,152,143
			3,445,937
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(h)(u)		1,608,050	1,604,030
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(h)(u)		2,540,787	2,509,663
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(h)(u)		1,449,221	1,418,063
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(h)(u)		950,000	951,188
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(u)		842,175	833,332
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(h)(u)		4,026,910	4,044,024
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 3/30/25 (f)(h)(u)		1,351,584	1,315,091
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (f)(h)(u)		2,331,168	2,306,691
3 month U.S. LIBOR + 4.250% 3/10/26 (h)(u)(v)		1,145,000	1,140,706
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (f)(h)(u)		1,985,000	1,435,155
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 7/18/25 (f)(h)(u)		3,030,942	2,901,582
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (f)(h)(u)		1,635,270	1,386,921
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (f)(h)(u)		2,213,275	2,210,508
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(h)(u)		2,819,047	2,517,015
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 5/22/26 (f)(h)(u)		1,260,812	1,245,052
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 10/15/26 (f)(h)(u)		900,900	903,152
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(h)(u)		1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(e)(h)(u)		528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(h)(u)		1,108,125	1,052,120
			29,774,293

TOTAL ENERGY			33,220,230

FINANCIALS - 0.6%
Capital Markets - 0.2%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 2/13/27 (f)(h)(u)		1,145,500	1,137,229
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (f)(h)(u)		1,089,000	1,089,817
Blackstone CQP Holdco LP:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/27/28 (h)(u)(v)		8,640,000	8,596,800
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (f)(h)(u)		4,599,845	4,593,359
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(h)(u)		497,596	498,840
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 2/27/28 (f)(h)(u)		5,345,000	5,305,875
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(h)(u)		2,398,753	2,409,044
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(h)(u)		1,088,831	1,077,943
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (f)(h)(u)		1,918,696	1,910,695
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (f)(h)(u)		606,723	601,602
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4442% 7/1/26 (f)(h)(u)		738,821	736,516
			27,957,720
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(u)		913,896	911,611
Agellan Portfolio 9% 8/7/25 (c)(f)(u)		239,000	241,390
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(h)(u)		2,404,972	2,401,100
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(h)(u)		1,314,661	1,309,862
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 6/27/25 (f)(h)(u)		802,453	800,616
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 7/3/24 (f)(h)(u)		1,141,652	1,129,995
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(h)(u)		1,067,325	1,067,997
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(h)(u)		844,000	845,848
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/21/28 (h)(u)(w)		211,000	211,462
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(h)(u)		719,343	709,452
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (f)(h)(u)		1,231,913	1,238,072
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(h)(u)		4,218,848	4,212,140
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(h)(u)		260,258	258,110
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/11/27 (f)(h)(u)		2,575,796	2,570,000
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 11/16/26 (f)(h)(u)		2,251,820	2,241,979
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (f)(h)(u)		1,278,961	1,276,761
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(h)(u)		3,101,000	3,108,753
			24,535,148
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (f)(h)(u)		4,975,501	4,924,701
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/10/25 (f)(h)(u)		1,906,977	1,889,338
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/9/25 (f)(h)(u)		736,875	730,096
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(u)		4,151,010	4,154,123
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1101% 3/18/27 (f)(h)(u)		2,600,645	2,597,394
3 month U.S. LIBOR + 4.000% 4.7452% 3/18/27 (c)(f)(h)(u)		388,050	387,080
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(h)(u)		305,000	305,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(h)(u)		1,685,775	1,677,178
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 11/3/23 (f)(h)(u)		1,616,209	1,611,830
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 11/3/24 (f)(h)(u)		2,628,074	2,616,169
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3425% 1/31/28 (f)(h)(u)		3,855,000	3,895,169
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 12/23/26 (f)(h)(u)		6,745,235	6,709,418
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 7/31/27 (f)(h)(u)		2,070,000	2,059,650
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 10/14/27 (h)(u)(v)		370,000	370,463
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(h)(u)		2,411,417	2,412,117
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (f)(h)(u)		9,213,547	9,120,490
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(h)(u)		2,144,225	2,142,896
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (f)(h)(u)		740,628	734,303
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (f)(h)(u)		4,045,826	4,011,680
			52,349,095

TOTAL FINANCIALS			104,841,963

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (f)(h)(u)		3,803,610	3,811,940
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (f)(h)(u)		1,581,038	1,584,990
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 11/4/26 (f)(h)(u)		361,350	361,802
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(h)(u)		2,030,000	2,030,000
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/27 (f)(h)(u)		2,034,021	2,037,845
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3584% 6/30/25 (f)(h)(u)		2,087,732	2,087,732
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/30/27 (f)(h)(u)		1,270,000	1,271,981
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 3/31/27 (f)(h)(u)		1,584,628	1,576,705
			10,951,055
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(h)(u)		3,648,681	3,664,662
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 8/12/26 (f)(h)(u)		485,088	482,662
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(u)		12,407,875	12,414,079
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (f)(h)(u)		219,450	220,328
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/13/25 (f)(h)(u)		1,056,034	1,055,041
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/18/26 (f)(h)(u)		2,316,839	2,316,190
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (f)(h)(u)		1,430,000	1,426,940
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 8/31/26 (f)(h)(u)		1,317,251	1,314,406
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3425% 8/30/27 (f)(h)(u)		485,000	481,062
Pluto Acquisition I, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 6/20/26 (f)(h)(u)		1,361,588	1,363,289
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3468% 7/9/25 (f)(h)(u)		230,000	229,795
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/23/28 (f)(h)(u)		775,000	774,031
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/16/25 (f)(h)(u)		2,277,688	2,276,595
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(h)(u)		1,378,644	1,380,368
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (f)(h)(u)		2,504,000	2,478,960
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(h)(u)		972,563	975,966
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(u)		4,179,244	4,154,001
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5925% 11/20/26 (f)(h)(u)		742,500	742,188
			37,750,563
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4097% 2/11/26 (f)(h)(u)		7,252,973	7,272,919
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6853% 7/22/26 (f)(h)(u)		1,424,909	1,416,003
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (f)(h)(u)		1,600,000	1,600,448
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(h)(u)		800,000	798,504
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(h)(u)		940,000	932,950
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6101% 9/30/26 (f)(h)(u)		1,535,675	1,531,836
			13,552,660
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (f)(h)(u)		2,845,000	2,838,912
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (f)(h)(u)		982,500	984,652
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8601% 8/1/27 (f)(h)(u)		5,204,019	5,167,175
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(h)(u)		5,205,000	5,226,393
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/8/28 (h)(u)(v)		4,510,000	4,503,551
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 11/27/25 (f)(h)(u)		1,883,235	1,872,520
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 6/1/25 (f)(h)(u)		1,550,012	1,543,424
			19,297,715

TOTAL HEALTH CARE			88,202,845

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (f)(h)(u)		2,232,450	2,231,512
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(h)(u)		988,486	986,836
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.34% 6/19/26 (f)(h)(u)		369,375	355,139
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 5/30/25 (f)(h)(u)		1,172,592	1,156,351
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 12/9/25 (f)(h)(u)		7,683,138	7,576,112
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 8/22/24 (f)(h)(u)		1,398,240	1,380,762
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(h)(u)		1,855,562	1,802,679
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(h)(u)		181,000	169,914
			15,659,305
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (f)(h)(u)		1,303,610	1,261,829
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (f)(h)(u)		700,865	678,403
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(h)(u)		2,105,000	2,102,369
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (f)(h)(u)		658,040	657,494
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8584% 2/23/25 (f)(h)(u)		1,000,000	994,890
			5,694,985
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (f)(h)(u)		3,220,000	3,316,600
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (f)(h)(u)		1,183,875	1,209,530
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(h)(u)		3,065,000	3,268,823
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(u)		2,750,000	2,880,323
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (f)(h)(u)		4,985,000	5,028,619
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(h)(u)		2,152,750	2,088,835
			17,792,730
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6/30/28 (h)(u)(v)		1,920,000	1,912,109
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 10/1/26 (f)(h)(u)		1,975,000	1,960,188
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5925% 6/1/25 (f)(h)(u)		1,192,274	1,189,508
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/28/27 (f)(h)(u)		1,673,100	1,657,523
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 5/31/25 (f)(h)(u)		3,937,766	3,925,953
			10,645,281
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(h)(u)		437,800	438,895
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 3/19/26 (h)(u)(v)		1,890,000	1,894,725
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(h)(u)		1,790,000	1,793,813
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0941% 12/31/25 (f)(h)(u)		854,719	858,728
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(h)(u)		1,535,887	1,402,772
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(h)(u)		6,449,649	6,302,210
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (f)(h)(u)		1,280,000	1,277,606
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 5/13/27 (f)(h)(u)		1,164,150	1,164,150
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(h)(u)		1,317,719	1,268,304
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (f)(h)(u)		2,065,695	2,067,760
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 7/10/26 (f)(h)(u)		685,000	684,144
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 3/29/25 (f)(h)(u)		2,074,618	2,052,316
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(h)(u)		1,437,291	1,271,600
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(h)(u)		915,000	910,425
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 1/23/27 (f)(h)(u)		2,183,500	2,175,858
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (f)(h)(u)		750,000	753,750
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (h)(u)(v)		1,180,000	1,182,950
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0925% 9/20/26 (f)(h)(u)		1,652,705	1,656,837
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1% 3/19/28 (f)(h)(u)		660,000	660,277
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(u)		1,954,694	1,953,482
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/29/25 (f)(h)(u)		851,403	806,278
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(h)(u)		1,438,895	1,429,297
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (f)(h)(u)		605,000	601,219
			34,607,396
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0965% 1/24/27 (f)(h)(u)		1,092,121	1,081,200
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(h)(u)		500,000	555,000
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1% 1/21/28 (f)(h)(u)		1,250,000	1,247,075
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.0925% 1/23/27 (f)(h)(u)		1,966,126	1,967,758
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (f)(h)(u)		788,025	788,025
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5/20/28 (h)(u)(v)		4,365,000	4,354,088
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (f)(h)(u)		912,307	909,643
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5/7/28 (h)(u)(v)		1,345,000	1,341,638
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (f)(h)(u)		1,653,649	1,657,783
			13,902,210
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(h)(u)		537,798	538,852
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(h)(u)		2,466,951	2,431,501
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8601% 3/2/27 (f)(h)(u)		3,984,825	3,967,412
			6,937,765
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 10/1/25 (f)(h)(u)		919,592	914,994
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/13/28 (c)(f)(h)(u)		640,000	640,800
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3601% 11/15/26 (f)(h)(u)		127,677	125,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6101% 11/15/25 (f)(h)(u)		885,556	876,479
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5/18/24 (h)(u)(v)		1,050,000	1,049,213
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (f)(h)(u)		1,370,246	1,421,631
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (f)(h)(u)		359,137	343,425
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (f)(h)(u)		1,009,931	1,013,153
			6,385,670
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(h)(u)		2,015,000	2,006,597
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 2/7/26 (f)(h)(u)		2,385,731	2,369,341
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/14/28 (h)(u)(v)		3,375,000	3,358,125
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1084% 3/5/28 (f)(h)(u)		1,150,000	1,153,163
			8,887,226
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (f)(h)(u)		1,980,000	1,970,773
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5925% 4/4/25 (f)(h)(u)		3,989,744	3,987,589
3 month U.S. LIBOR + 3.500% 3.5925% 2/25/27 (f)(h)(u)		1,931,393	1,930,196
			7,888,558
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.5925% 4/23/28 (f)(h)(u)		1,005,000	1,000,478
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 8/9/25 (f)(h)(u)		1,061,142	1,050,530
			2,051,008
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (f)(h)(u)		990,000	986,288
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(h)(u)		775,000	773,551
			1,759,839

TOTAL INDUSTRIALS			132,211,973

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (f)(h)(u)		1,451,290	1,039,748
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/4/26 (f)(h)(u)		3,516,450	3,499,606
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(h)(u)		4,443,863	4,448,395
			8,987,749
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(h)(u)		315,000	313,951
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(h)(u)		1,145,173	1,143,455
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.42% 3/31/28 (f)(h)(u)(w)		239,827	239,467
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 3/8/25 (f)(h)(u)		1,558,236	1,530,967
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(h)(u)		1,322,644	1,319,338
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 8/10/27 (f)(h)(u)		1,860,938	1,851,931
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 2/15/24 (f)(h)(u)		1,918,098	1,906,110
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6066% 9/28/24 (f)(h)(u)		1,230,526	1,230,526
			9,535,745
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(h)(u)		2,057,292	2,065,007
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(h)(u)		2,533,650	2,525,948
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(h)(u)		3,740,625	3,743,730
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 10/31/26 (f)(h)(u)		2,218,606	2,210,841
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (f)(h)(u)		1,433,572	1,433,443
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/23/28 (h)(u)(v)		920,000	914,830
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (f)(h)(u)		1,160,000	1,160,000
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (f)(h)(u)		161,961	163,580
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.95% 5/31/25 (f)(h)(u)		6,943,203	5,645,726
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(u)		199,417	201,411
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9516% 3/26/28 (f)(h)(u)		4,175,000	4,184,686
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8605% 4/30/27 (f)(h)(u)		4,341,316	4,339,492
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(h)(u)		955,000	956,433
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/1/28 (h)(u)(v)		5,563,661	5,569,058
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(h)(u)		3,161,339	3,164,405
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(h)(u)		3,089,436	3,093,947
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 5/1/24 (f)(h)(u)		2,122,118	2,118,150
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 8/27/25 (f)(h)(u)		3,095,302	3,095,859
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0975% 3/1/26 (f)(h)(u)		3,018,452	3,016,581
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 4/1/28 (f)(h)(u)		900,000	895,725
			50,498,852
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/30/27 (f)(h)(u)		28,846	28,774
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(h)(u)		750,128	749,190
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 9/19/26 (f)(h)(u)		985,000	983,493
			1,761,457
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(h)(u)		1,223,247	1,212,543
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.774% 9/19/24 (f)(h)(u)		500,000	499,250
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 4/23/26 (f)(h)(u)		1,148,944	1,143,441
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(h)(u)		1,328,325	1,329,985
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 10/2/25 (f)(h)(u)		2,925,718	2,909,392
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4443% 9/5/25 (f)(h)(u)		952,825	950,443
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5618% 4/30/25 (f)(h)(u)		2,317,664	2,288,693
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (f)(h)(u)		768,075	766,877
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (f)(h)(u)		1,077,300	1,081,340
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (f)(h)(u)		295,000	297,213
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/29/24 (f)(h)(u)		880,312	854,395
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0925% 10/16/26 (f)(h)(u)		4,366,924	4,366,924
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0925% 2/19/29 (f)(h)(u)		835,000	839,175
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 8/23/25 (f)(h)(u)		975,579	970,858
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/31/27 (f)(h)(u)		2,024,825	2,022,496
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.35% 12/22/23 (f)(h)(u)		3,901,283	3,890,555
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(h)(u)		1,702,000	1,721,148
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(h)(u)		5,806,664	5,729,435
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(h)(u)		736,771	737,345
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(h)(u)		945,000	959,175
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(h)(u)		1,660,838	1,663,213
Helios Software Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9297% 3/11/28 (f)(h)(u)		500,000	500,250
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(h)(u)		126,720	127,248
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(h)(u)		2,282,451	2,286,970
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (f)(h)(u)		728,175	726,355
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(h)(u)		858,594	865,033
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 6/21/24 (f)(h)(u)		1,309,317	1,292,544
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 9/29/24 (f)(h)(u)		3,906,203	3,907,180
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(h)(u)		1,339,875	1,343,506
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3425% 2/23/29 (f)(h)(u)		280,000	283,268
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 9/15/24 (f)(h)(u)		700,843	697,437
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1% 9/4/26 (f)(h)(u)		100,000	96,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 9/4/25 (f)(h)(u)		730,793	723,178
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5925% 5/30/26 (f)(h)(u)		1,743,950	1,730,504
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(h)(u)		3,505,000	3,487,826
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (f)(h)(u)		2,390,000	2,386,415
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/31/25 (f)(h)(u)		1,425,045	1,410,025
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 3/3/23 (f)(h)(u)		1,943,144	1,940,152
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (f)(h)(u)		3,187,013	3,194,311
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		1,539,034	1,521,535
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		1,161,598	1,148,390
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (f)(h)(u)		4,939,663	4,891,057
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 1/31/27 (f)(h)(u)		900,806	897,428
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (f)(h)(u)		173,063	172,630
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(h)(u)		6,631,717	6,640,006
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 5/4/26 (f)(h)(u)		2,929,947	2,932,086
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(u)		1,870,000	1,915,591
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 2/28/27 (f)(h)(u)		2,044,350	2,032,861
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2194% 6/1/25 (f)(h)(u)		1,680,268	1,680,268
			87,064,763
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (f)(h)(u)		1,965,455	1,965,101
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 6/21/24 (f)(h)(u)		8,559,103	8,449,461
			10,414,562

TOTAL INFORMATION TECHNOLOGY			168,263,128

MATERIALS - 0.4%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (f)(h)(u)		908,898	908,617
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(h)(u)		290,000	290,725
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (f)(h)(u)		1,085,000	1,087,040
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		357,530	356,190
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		274,956	273,925
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.591% 5/7/25 (f)(h)(u)		1,764,637	1,713,903
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 1/31/26 (f)(h)(u)		733,209	730,826
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/30/28 (h)(u)(v)		1,125,000	1,123,594
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (f)(h)(u)		697,575	695,831
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(h)(u)		3,645,000	3,628,306
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (f)(h)(u)		1,737,913	1,723,141
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (f)(h)(u)		1,334,717	1,327,483
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (f)(h)(u)		1,915,525	1,902,116
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8475% 10/1/25 (f)(h)(u)		5,335,446	5,286,520
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/3/25 (f)(h)(u)		1,196,117	1,178,175
Tronox Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6418% 3/11/28 (f)(h)(u)		995,102	987,639
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (f)(h)(u)		263,250	260,354
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (f)(h)(u)		451,425	446,459
			23,920,844
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (f)(h)(u)		1,039,536	1,030,004
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (f)(h)(u)		2,153,324	2,144,345
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(u)		1,646,725	1,648,553
			4,822,902
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(h)(u)		1,657,238	1,643,980
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 0.125% 3/3/28 (f)(h)(u)(w)		372,762	369,780
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.635% 7/31/25 (f)(h)(u)		766,301	763,749
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1203% 11/7/25 (f)(h)(u)		2,968,780	2,939,092
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8451% 7/1/26 (f)(h)(u)		2,824,795	2,800,078
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.385% 4/3/24 (f)(h)(u)		348,937	339,997
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 12/21/26 (f)(h)(u)		2,054,250	2,052,976
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (f)(h)(u)		2,096,000	2,103,210
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (f)(h)(u)		4,521,530	4,468,763
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(h)(u)		2,025,274	2,013,345
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (f)(h)(u)		2,576,508	2,574,756
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(h)(u)		1,085,000	1,081,832
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(h)(u)		1,236,716	1,231,819
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 7/31/26 (f)(h)(u)		740,625	738,773
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (f)(h)(u)		750,000	750,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(h)(u)		573,990	571,120
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 1/30/27 (f)(h)(u)		2,280,568	2,269,165
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 2/5/26 (f)(h)(u)		1,122,188	1,112,166
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 2/5/23 (f)(h)(u)		2,393,499	2,387,180
			32,211,781
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 5/18/28 (c)(h)(u)(v)		1,090,000	1,088,638
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (h)(u)(v)		1,000,000	997,080
			2,085,718
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0625% 7/26/26 (f)(h)(u)		215,417	215,417
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0925% 11/2/27 (f)(h)(u)		862,838	864,632
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (c)(f)(h)(u)		850,000	850,000
			1,930,049

TOTAL MATERIALS			64,971,294

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 9/18/26 (f)(h)(u)		156,075	155,383
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(h)(u)		621,752	525,237
			680,620
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(h)(u)		492,452	493,683
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 8/21/25 (f)(h)(u)		4,446,916	4,392,130
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		1,901,265	1,510,954
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		107,234	85,220
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (f)(h)(u)		17,718	17,633
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 12/22/24 (f)(h)(u)		5,503,000	5,447,970
			11,947,590

TOTAL REAL ESTATE			12,628,210

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(h)(u)		5,851,091	5,810,894
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (f)(h)(u)		1,009,925	1,010,561
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(h)(u)		700,821	700,674
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (f)(h)(u)		1,065,399	997,213
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(h)(u)		727,767	724,128
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(u)		3,919,875	3,885,576
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8441% 12/31/25 (f)(h)(u)		2,798,058	2,781,745
			15,910,791
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 8/13/26 (f)(h)(u)		722,954	722,954
Independent Power and Renewable Electricity Producers - 0.0%
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(h)(u)		750,000	748,395
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(h)(u)		977,500	960,394
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (f)(h)(u)		261,998	251,356
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 6/28/26 (f)(h)(u)		106,875	104,738
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (f)(h)(u)		736,677	728,853
			2,793,736

TOTAL UTILITIES			19,427,481

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,007,544,796)			1,014,663,605

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$9,357,000	$9,386,049
4.682% 8/9/28 (f)		5,039,000	5,360,992
KeyBank NA 6.95% 2/1/28		718,000	904,185
Regions Bank 6.45% 6/26/37		8,935,000	12,336,388
TOTAL BANK NOTES
(Cost $25,394,559)			27,987,614

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.625% (Reg. S) (f)(j)	EUR	$4,400,000	$5,459,714
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (f)(j)	EUR	4,751,000	5,872,551
2.7%(Reg. S) (f)(j)	EUR	5,700,000	7,139,898
3.375% (Reg. S) (f)(j)	EUR	200,000	258,523
3.875% (Reg. S) (f)(j)	EUR	7,300,000	9,809,453
			23,080,425
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (j)		2,641,000	2,700,918
Danone SA 1.75% (Reg. S) (f)(j)	EUR	4,900,000	6,109,749
			8,810,667
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		3,100,125	108,504
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(j)		910,000	932,352

TOTAL ENERGY			1,040,856

FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	1,780,000	2,450,088
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(j)		200,000	207,288
8% (Reg. S) (f)(j)		972,000	992,534
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	1,800,000	2,362,380
Banco Do Brasil SA 6.25% (d)(f)(j)		805,000	822,509
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		135,000	144,602
6.875% (d)(f)(j)		1,030,000	1,065,278
7.625% (d)(f)(j)		352,000	394,306
Bank of Nova Scotia:
4.65% (f)(j)		2,677,000	2,700,424
4.9% (f)(j)		1,100,000	1,183,875
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,659,467
Barclays PLC 7.125% (f)(j)	GBP	250,000	404,901
BNP Paribas SA 6.625% (Reg. S) (f)(j)		2,230,000	2,441,850
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		730,000	780,872
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		200,000	215,975
HSBC Holdings PLC 6.375% (f)(j)		3,050,000	3,375,130
Itau Unibanco Holding SA 6.125% (d)(f)(j)		1,140,000	1,164,795
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (f)(h)(j)		340,000	338,759
3 month U.S. LIBOR + 3.470% 3.6555% (f)(h)(j)		345,000	343,706
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		650,000	677,950
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(j)		340,000	340,956
Societe Generale 7.875% (Reg. S) (f)(j)		900,000	1,004,670
Stichting AK Rabobank Certificaten 2.1878% (Reg. S) (f)(h)(j)	EUR	2,256,650	3,587,753
Tinkoff Credit Systems 9.25% (Reg. S) (f)(j)		1,193,000	1,251,755
			31,911,823
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(j)		7,755,000	8,578,969
UBS Group AG 7% (Reg. S) (f)(j)		644,000	741,405
			9,320,374
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(j)		1,321,051	133,426
Insurance - 0.1%
Aviva PLC 6.125% (f)(j)	GBP	3,170,000	4,790,042
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(j)		3,194,000	3,353,862
5.875% (d)(f)(j)		2,110,000	2,291,988
			10,435,892

TOTAL FINANCIALS			51,801,515

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (f)(j)	EUR	1,770,000	2,206,991
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	10,124,484

TOTAL HEALTH CARE			12,331,475

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		200,000	220,000
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,622,500

TOTAL INDUSTRIALS			3,842,500

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(j)		380,000	403,109
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	4,100,000	5,224,734
AT Securities BV 5.25% (Reg. S) (f)(j)		5,250,000	5,516,753
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	2,550,000	3,027,971
Deutsche Annington Finance BV 4% (Reg. S) (f)(j)	EUR	1,700,000	2,114,033
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	5,300,000	6,333,862
Heimstaden Bostad AB 3.248% (Reg. S) (f)(j)	EUR	5,790,000	7,306,325
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	2,605,000	3,178,383
			32,702,061
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(j)		9,240,000	9,644,250
Enel SpA 2.5% (Reg. S) (f)(j)	EUR	3,760,000	4,787,694
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	1,650,000	2,458,677
			16,890,621
TOTAL PREFERRED SECURITIES
(Cost $148,141,927)			156,362,943
		Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.06% (x)		831,899,917	832,066,297
Fidelity Securities Lending Cash Central Fund 0.06% (x)(y)		665,081,674	665,148,183
TOTAL MONEY MARKET FUNDS
(Cost $1,497,212,283)			1,497,214,480

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 35 Index expiring September 2021, paying 5% quarterly.	9/15/21	EUR 48,250,000	$607,572
TOTAL PURCHASED SWAPTIONS
(Cost $776,540)			607,572
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $17,955,810,750)			18,575,428,003
NET OTHER ASSETS (LIABILITIES) - (9.6)%(z)			(1,621,980,231)
NET ASSETS - 100%			$16,953,447,772

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(7,700,000)	$(7,832,793)
2% 6/1/51	(5,150,000)	(5,238,817)
2% 6/1/51	(12,950,000)	(13,173,336)
2% 6/1/51	(31,050,000)	(31,585,488)
2% 6/1/51	(18,100,000)	(18,412,153)
3% 6/1/51	(12,850,000)	(13,406,426)
3.5% 6/1/51	(850,000)	(894,068)
3.5% 6/1/51	(100,000)	(105,184)

TOTAL GINNIE MAE		(90,648,265)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(7,600,000)	(7,693,813)
1.5% 6/1/36	(13,875,000)	(14,046,270)
2% 6/1/51	(30,150,000)	(30,462,770)
2% 6/1/51	(28,700,000)	(28,997,728)
2% 6/1/51	(10,700,000)	(10,811,000)
2% 6/1/51	(5,500,000)	(5,557,056)
2% 6/1/51	(28,700,000)	(28,997,728)
2% 6/1/51	(19,700,000)	(19,904,364)
2.5% 6/1/51	(18,300,000)	(18,948,362)
2.5% 6/1/51	(6,300,000)	(6,523,206)
2.5% 6/1/51	(3,200,000)	(3,313,375)
2.5% 6/1/51	(6,400,000)	(6,626,749)
2.5% 6/1/51	(21,350,000)	(22,106,422)
3% 6/1/51	(8,700,000)	(9,086,063)
3% 6/1/51	(8,800,000)	(9,190,501)
3% 6/1/51	(22,750,000)	(23,759,534)
3.5% 6/1/51	(14,300,000)	(15,094,951)
3.5% 6/1/51	(9,500,000)	(10,028,115)
3.5% 6/1/51	(16,100,000)	(16,995,015)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(288,143,022)

TOTAL TBA SALE COMMITMENTS
(Proceeds $378,527,101)		$(378,791,287)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.37% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	12,000,000	$(373,366)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	19,000,000	(528,833)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	(1,940,781)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	7,500,000	(229,992)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	19,000,000	(591,930)

TOTAL PUT SWAPTIONS			(3,664,902)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.37% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	12,000,000	(421,042)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	19,000,000	(742,636)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	(439,530)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	7,500,000	(124,439)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	19,000,000	(667,744)

TOTAL CALL SWAPTIONS			(2,395,391)

TOTAL WRITTEN SWAPTIONS			$(6,060,293)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	June 2021	$3,133,739	$40,347	$40,347
Eurex Euro-Bund Contracts (Germany)	40	June 2021	8,289,333	(47,468)	(47,468)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	31	June 2021	7,597,637	(306,553)	(306,553)
TME 10 Year Canadian Note Contracts (Canada)	132	Sept. 2021	15,761,765	44,468	44,468
TOTAL BOND INDEX CONTRACTS					(269,206)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	10	Sept. 2021	2,207,344	996	996
CBOT 5-Year U.S. Treasury Note Contracts (United States)	529	Sept. 2021	65,517,477	118,224	118,224
CBOT Long Term U.S. Treasury Bond Contracts (United States)	475	Sept. 2021	74,352,344	382,304	382,304
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	220	Sept. 2021	31,889,688	130,230	130,230
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	150	Sept. 2021	27,787,500	290,809	290,809
TOTAL TREASURY CONTRACTS					922,563

TOTAL PURCHASED					653,357

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	27	June 2021	4,436,335	(5,739)	(5,739)
ICE Long Gilt Contracts (United Kingdom)	108	Sept. 2021	19,503,378	(38,269)	(38,269)
TOTAL BOND INDEX CONTRACTS					(44,008)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	497	Sept. 2021	65,572,938	(133,641)	(133,641)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,165	Sept. 2021	257,155,547	(120,607)	(120,607)
TOTAL TREASURY CONTRACTS					(254,248)

TOTAL SOLD					(298,256)

TOTAL FUTURES CONTRACTS					$355,101

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	501,000	USD	611,110	JPMorgan Chase Bank	6/1/21	$(165)
GBP	65,000	USD	92,239	State Street Bank And Trust Co	6/1/21	6
EUR	756,000	USD	922,209	JPMorgan Chase Bank	6/2/21	(305)
EUR	4,813,000	USD	5,795,693	BNP Paribas	6/25/21	76,121
EUR	3,382,000	USD	4,053,941	Citibank NA	6/25/21	72,067
EUR	954,000	USD	1,144,230	JPMorgan Chase Bank	6/25/21	19,641
EUR	213,000	USD	256,910	JPMorgan Chase Bank	6/25/21	2,948
EUR	887,000	USD	1,080,104	State Street Bank And Trust Co	6/25/21	2,027
GBP	488,000	USD	670,677	State Street Bank And Trust Co	6/25/21	21,888
GBP	246,000	USD	346,063	State Street Bank And Trust Co	6/25/21	3,059
USD	100,896	AUD	130,000	BNP Paribas	6/25/21	668
USD	145,113	CAD	183,000	State Street Bank And Trust Co	6/25/21	(6,366)
USD	84,813	CAD	103,000	State Street Bank And Trust Co	6/25/21	(445)
USD	981,488	EUR	811,000	BNP Paribas	6/25/21	(7,924)
USD	376,960	EUR	313,000	BNP Paribas	6/25/21	(4,897)
USD	904,371	EUR	748,000	BNP Paribas	6/25/21	(8,182)
USD	6,399,725	EUR	5,253,000	Brown Brothers Harriman & Co.	6/25/21	(8,885)
USD	225,816,061	EUR	189,686,000	Citibank NA	6/25/21	(5,599,058)
USD	340,484	EUR	279,000	JPMorgan Chase Bank	6/25/21	106
USD	509,885	EUR	423,000	JPMorgan Chase Bank	6/25/21	(6,171)
USD	371,343	EUR	307,000	JPMorgan Chase Bank	6/25/21	(3,194)
USD	1,124,426	EUR	926,000	JPMorgan Chase Bank	6/25/21	(5,285)
USD	3,860,716	EUR	3,161,000	JPMorgan Chase Bank	6/25/21	4,326
USD	649,208	EUR	532,000	JPMorgan Chase Bank	6/25/21	173
USD	1,659,593	EUR	1,388,000	State Street Bank And Trust Co	6/25/21	(33,754)
USD	1,757,047	EUR	1,461,000	State Street Bank And Trust Co	6/25/21	(25,359)
USD	4,390,716	EUR	3,608,000	State Street Bank And Trust Co	6/25/21	(11,010)
USD	328,439	GBP	236,000	BNP Paribas	6/25/21	(6,490)
USD	2,169,480	GBP	1,555,000	BNP Paribas	6/25/21	(37,364)
USD	171,256	GBP	121,000	BNP Paribas	6/25/21	(466)
USD	1,932,324	GBP	1,362,000	BNP Paribas	6/25/21	(616)
USD	1,303,323	GBP	928,000	Citibank NA	6/25/21	(13,688)
USD	270,744	GBP	196,000	Royal Bank Of Canada	6/25/21	(7,418)
USD	110,688	GBP	78,000	State Street Bank And Trust Co	6/25/21	(9)
USD	81,895,133	GBP	59,590,000	State Street Bank And Trust Co	6/25/21	(2,674,528)
USD	1,570,324	GBP	1,112,000	State Street Bank And Trust Co	6/25/21	(7,818)
USD	3,867,690	GBP	2,728,000	State Street Bank And Trust Co	6/25/21	(3,866)
USD	3,922,065	GBP	2,777,000	State Street Bank And Trust Co	6/25/21	(19,031)
USD	6,371,216	JPY	698,400,000	Royal Bank Of Canada	6/25/21	11,440
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(8,277,824)
					Unrealized Appreciation	214,470
					Unrealized Depreciation	(8,492,294)

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 6,250,000	$(207,587)	$124,574	$(83,013)
Assicurazioni Generali SpA		Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 1,800,000	(51,721)	45,780	(5,941)
Assicurazioni Generali SpA		Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 2,200,000	(63,214)	55,734	(7,480)
BMW Finance NV		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 4,000,000	(149,393)	124,028	(25,365)
Barclays PLC		Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,000,000	(115,504)	103,585	(11,919)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	54,320,000	(520,000)	(734)	(520,734)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,650,000	(82,806)	(66,109)	(148,915)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,420,000	(11,819)	(1,796)	(13,615)
Daimler AG		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 4,000,000	(126,326)	96,804	(29,522)
Deutsche Bank AG		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 4,050,000	(70,297)	8,439	(61,858)
Sanpaolo SpA		Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,000,000	(98,608)	76,558	(22,050)
Shell International Finance BV		Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 3,950,000	(144,954)	138,487	(6,467)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(31,400)	15,871	(15,529)

TOTAL CREDIT DEFAULT SWAPS							$(1,673,629)	$721,221	$(952,408)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$95,300,000	$122,784	$0	$122,784
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	19,944,000	83,737	0	83,737
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	9,216,000	(10,925)	0	(10,925)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	920,000	9,712	0	9,712

TOTAL INTEREST RATE SWAPS							$205,308	$0	$205,308

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,862,846 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,478,503,141 or 20.5% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,178,253.

 (l) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,530,737.

 (m) Security or a portion of the security is on loan at period end.

 (n) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $62,452.

 (o) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,435,413.

 (p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (r) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (s) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (t) Non-income producing

 (u) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $628,895 and $626,388, respectively.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (y) Investment made with cash collateral received from securities on loan.

 (z) Includes $4,423,541 of cash collateral segregated for open bi-lateral over-the-counter (OTC) swaps.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$3,324
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$1,269,930

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$370,366
Fidelity Securities Lending Cash Central Fund	250,632
Total	$620,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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